         AS FILED WITH THE SECURITIES AND EXCHANGE ON NOVEMBER 27, 2007

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04815

                                ULTRA SERIES FUND
               (Exact name of registrant as specified in charter)

                            Pamela M. Krill, Esquire
                             5910 Mineral Point Road
                                Madison, WI 53705
                     (Name and address of agent for service)

        Registrant's telephone number including area code: (608) 238-5851

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

     For Period Ended September 30, 2007

     CONSERVATIVE ALLOCATION, MODERATE ALLOCATION, AGGRESSIVE ALLOCATION, MONEY MARKET, BOND, HIGH INCOME, DIVERSIFIED INCOME, LARGE CAP VALUE, LARGE CAP GROWTH, MID CAP VALUE, MID CAP GROWTH, SMALL CAP VALUE, SMALL CAP GROWTH, GLOBAL SECURITIES AND INTERNATIONAL STOCK FUNDS OF THE ULTRA SERIES FUND

     DISTRIBUTED BY:
     CUNA Brokerage Services, Inc.
     Office of Supervisory Jurisdiction
     2000 Heritage Way
     Waverly, IA 50677
     Member FINRA/SIPC

     TELEPHONE:
     (319) 352-4090
     (800) 798-5500

     This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale of purchase of securities unless preceded or accompanied by a prospectus.

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PORTFOLIO OF INVESTMENTS

   Conservative Allocation Fund .........................................     1
   Moderate Allocation Fund .............................................     2
   Aggressive Allocation Fund ...........................................     3
   Money Market Fund ....................................................     4
   Bond Fund ............................................................     5
   High Income Fund .....................................................     9
   Diversified Income Fund ..............................................    15
   Large Cap Value Fund .................................................    20
   Large Cap Growth Fund ................................................    23
   Mid Cap Value Fund ...................................................    26
   Mid Cap Growth Fund ..................................................    29
   Small Cap Value Fund .................................................    31
   Small Cap Growth Fund ................................................    33
   Global Securities Fund ...............................................    36
   International Stock Fund .............................................    38

NOTES TO PORTFOLIO OF INVESTMENTS .......................................    42

OTHER INFORMATION .......................................................    48

CONSERVATIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
INVESTMENT COMPANIES - 98.85%
               ALTERNATIVE ASSET CLASSES - 6.09%
      53,708   Cohen & Steers Institutional
               Realty Shares, Inc.                                $    2,844,371
                                                                  --------------
               DEBT SECURITIES - 53.05%
     696,199   Dodge & Cox Income Fund                                 8,709,455
     538,627   MEMBERS Bond Fund,
               Class Y (R)                                             5,246,225
     290,364   MEMBERS High Income Fund,
               Class Y (R)                                             2,113,848
     840,401   Western Asset Intermediate
               Bond Portfolio                                          8,706,555
                                                                  --------------
                                                                      24,776,083
                                                                  --------------
               EQUITY SECURITIES - 22.85%
     306,885   MEMBERS Large Cap Growth Fund,
               Class Y (R)*                                            5,180,211
     229,045   MEMBERS Large Cap Value Fund,
               Class Y (R)                                             3,866,280
     220,375   MEMBERS Mid Cap Growth Fund,
               Class Y (R)*                                            1,624,167
                                                                  --------------
                                                                      10,670,658
                                                                  --------------
               FOREIGN SECURITIES - 4.97%
     141,661   MEMBERS International Stock Fund,
               Class Y (R)                                             2,320,407
                                                                  --------------
               MONEY MARKET SECURITIES - 11.89%
   5,556,757   SSgA Prime Money Market Fund                            5,556,757
                                                                  --------------
               TOTAL INVESTMENT COMPANIES-98.85%                      46,168,276
                                                                  --------------
               (Cost $45,506,213)
NET OTHER ASSETS AND LIABILITIES - 1.15%                                 535,566
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $   46,703,842
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $45,538,144.

(R)  Affiliated Company (see Note 6).

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

MODERATE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
INVESTMENT COMPANIES - 99.07%
               ALTERNATIVE ASSET CLASSES - 4.87%
     158,037   Cohen & Steers Institutional
               Realty Shares, Inc.                                $    8,369,654
                                                                  --------------
               DEBT SECURITIES - 28.00%
   1,729,024   MEMBERS Bond Fund, Class Y (R)                         16,840,698
   1,537,498   MEMBERS High Income Fund, Class Y (R)                  11,192,984
   1,934,674   Western Asset Intermediate Bond Portfolio              20,043,218
                                                                  --------------
                                                                      48,076,900
                                                                  --------------
               EQUITY SECURITIES - 46.74%
     323,162   Columbia Funds Series Trust -
               Columbia Marsico Focused
               Equities Fund, Class Z *                                8,163,080
   1,155,308   MEMBERS Large Cap Growth
               Fund, Class Y (R)*                                     19,501,593
   1,107,809   MEMBERS Large Cap Value
               Fund, Class Y (R)                                      18,699,812
   1,765,546   MEMBERS Mid Cap Growth
               Fund, Class Y (R)*                                     13,012,077
     539,461   MEMBERS Mid Cap Value
               Fund, Class Y (R)                                       7,455,354
     715,187   MEMBERS Small Cap Growth
               Fund, Class Y (R)*                                      7,809,838
     545,338   MEMBERS Small Cap Value
               Fund, Class Y (R)*                                      5,611,529
                                                                  --------------
                                                                      80,253,283
                                                                  --------------
               FOREIGN SECURITIES - 14.49%
   1,302,048   MEMBERS International Stock
               Fund, Class Y (R)                                      21,327,553
      34,200   Vanguard Emerging Markets ETF                           3,549,276
                                                                  --------------
                                                                      24,876,829
                                                                  --------------
               MONEY MARKET SECURITIES -4.97%
   8,542,947   SSgA Prime Money Market Fund                            8,542,947
                                                                  --------------
               TOTAL INVESTMENT COMPANIES-99.07%
               (Cost $164,090,014)                                   170,119,613
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 0.93%                               1,597,691
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  171,717,304
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $164,364,183.

(R)  Affiliated Company (see Note 6).

ETF  Exchange Traded Fund.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

AGGRESSIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
INVESTMENT COMPANIES - 99.44%
               ALTERNATIVE ASSET CLASSES - 3.92%
      43,697   Cohen & Steers Institutional
               Realty Shares, Inc.                                $    2,314,185
                                                                  --------------
               EQUITY SECURITIES - 66.48%
     142,957   Columbia Funds Series Trust - Columbia
               Marsico Focused Equities Fund,
               Class Z *                                               3,611,087
     493,008   MEMBERS Large Cap Growth Fund,
               Class Y (R)*                                            8,321,982
     484,616   MEMBERS Large Cap Value Fund,
               Class Y (R)                                             8,180,321
     832,150   MEMBERS Mid Cap Growth Fund,
               Class Y (R)*                                            6,132,947
     345,302   MEMBERS Mid Cap Value Fund,
               Class Y (R)                                             4,772,072
     384,918   MEMBERS Small Cap Growth Fund,
               Class Y (R)*                                            4,203,306
     389,944   MEMBERS Small Cap Value Fund,
               Class Y (R)*                                            4,012,528
                                                                  --------------
                                                                      39,234,243
                                                                  --------------
               FOREIGN SECURITIES - 28.99%
     863,310   MEMBERS International Stock Fund,
               Class Y (R)                                            14,141,011
      28,600   Vanguard Emerging Markets ETF                           2,968,108
                                                                  --------------
                                                                      17,109,119
                                                                  --------------
               MONEY MARKET SECURITIES - 0.05%
      29,259   SSgA Prime Money Market Fund                               29,259
                                                                  --------------
               TOTAL INVESTMENT COMPANIES - 99.44%
               (Cost $54,208,160**)                                   58,686,806
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 0.56%                                 328,435
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $   59,015,241
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $54,445,151.

(R)  Affiliated Company (see Note 6).

ETF  Exchange Traded Fund.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

MONEY MARKET FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
  Par Value                                                          (Note 1)
------------                                                      --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 98.76%
               FEDERAL AGRICULTURAL MORTGAGE CORP. - 2.13%
$  2,679,000   5.122%, due 11/01/07 (A)                           $    2,667,184
                                                                  --------------
               FEDERAL FARM CREDIT BANK - 7.20%
   5,135,000   4.730%, due 10/02/07 (A)                                5,134,326
     900,000   5.902%, due 10/15/07 (A)                                  897,934
   3,000,000   4.989%, due 03/26/08 (G)                                2,999,784
                                                                  --------------
                                                                       9,032,044
                                                                  --------------
               FEDERAL HOME LOAN BANK - 44.38%
   3,275,000   4.730%, due 10/04/07 (A)                                3,273,709
   3,175,000   4.680%, due 10/05/07 (A)                                3,173,349
   2,010,000   5.140%, due 10/05/07 (A)                                2,008,852
   4,115,000   4.580%, due 10/11/07 (A)                                4,109,765
   4,125,000   5.750%, due 10/15/07                                    4,126,559
   3,500,000   5.135%, due 10/17/07 (A)                                3,492,012
   1,825,000   4.630%, due 10/19/07 (A)                                1,820,775
   2,500,000   4.590%, due 10/22/07 (A)                                2,493,306
   4,000,000   5.130%, due 10/24/07 (A)                                3,986,890
   3,450,000   4.500%, due 10/26/07 (A)                                3,439,219
   1,200,000   3.500%, due 11/15/07                                    1,198,085
   2,145,000   4.570%, due 11/16/07 (A)                                2,132,475
   1,500,000   5.000%, due 11/16/07                                    1,500,414
   2,000,000   4.132%, due 02/07/08 (G)                                2,000,000
   3,000,000   4.850%, due 02/15/08                                    2,996,410
   1,750,000   4.930%, due 02/20/08 (A)                                1,715,969
     600,000   5.300%, due 03/19/08                                      599,715
   3,000,000   5.200%, due 04/01/08 (G)                                2,999,549
   3,750,000   5.375%, due 05/05/08                                    3,750,000
   4,850,000   5.375%, due 08/20/08                                    4,850,000
                                                                  --------------
                                                                      55,667,053
                                                                  --------------
               FEDERAL HOME LOAN MORTGAGE CORP. - 18.76%
   4,210,000   4.750%, due 10/01/07 (A)                                4,210,000
   1,140,000   4.625%, due 10/05/07                                    1,139,986
   3,000,000   5.085%, due 10/09/07 (A)                                2,996,610
   1,000,000   5.140%, due 10/09/07 (A)                                  998,858
   5,500,000   4.720%, due 10/12/07 (A)                                5,492,068
   2,500,000   5.125%, due 10/22/07 (A)                                2,492,526
   2,500,000   5.125%, due 10/24/07                                    2,500,210
   2,500,000   5.060%, due 11/30/07 (A)                                2,478,916
   1,240,000   5.113%, due 12/21/07 (A)                                1,225,735
                                                                  --------------
                                                                      23,534,909
                                                                  --------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 26.29%
   2,150,000   5.070%, due 10/03/07 (A)                                2,149,394
   3,895,000   5.150%, due 10/03/07 (A)                                3,893,886
   4,750,000   5.131%, due 10/10/07 (A)                                4,743,907
   1,940,000   6.625%, due 10/15/07                                    1,942,580
   3,000,000   5.130%, due 10/19/07 (A)                                2,992,305
   2,400,000   3.125%, due 10/26/07                                    2,397,232
   2,657,000   5.250%, due 10/30/07                                    2,657,930
   2,500,000   4.590%, due 11/01/07 (A)                                2,490,119

                                                                       Value
  Par Value                                                          (Note 1)
------------                                                      --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$  7,150,000   3.250%, due 11/15/07                               $    7,136,510
   2,000,000   5.115%, due 11/23/07 (A)                                1,984,939
     600,000   5.134%, due 12/21/07 (A)                                  593,069
                                                                  --------------
                                                                      32,981,871
                                                                  --------------
               TOTAL U.S. GOVERNMENT AND
               AGENCY OBLIGATIONS
               (Cost $123,883,061)                                   123,883,061
                                                                  --------------


   Shares
------------
INVESTMENT COMPANIES - 0.92%
      19,614   JPMorgan Prime Money Market Fund                           19,614
   1,131,665   SSgA Prime Money Market Fund                            1,131,665
                                                                  --------------
               TOTAL INVESTMENT COMPANIES
               (Cost $1,151,279)                                       1,151,279
                                                                  --------------
TOTAL INVESTMENTS - 99.68%
(Cost $125,034,340**)                                                125,034,340
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 0.32%                                 404,726
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  125,439,066
                                                                  ==============

----------
**   Aggregate cost for Federal tax purposes was $125,034,340.

(A)  Rate noted represents annualized yield at time of purchase.

(G)  Floating rate note. Date shown is next reset date.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
  Par Value                                                          (Note 1)
------------                                                      --------------
ASSET BACKED - 2.29%
$    652,045   ABSC Long Beach Home Equity Loan Trust,
               Series 2000-LB1, Class AF5 (M)
               8.550%, due 09/21/30                               $      650,293
   1,766,785   Ameriquest Mortgage Securities, Inc.,
               Series 2004-FR1, Class M2 (M)
               5.207%, due 05/25/34                                    1,641,048
     655,604   Countrywide Asset-Backed Certificates,
               Series 2003-S1, Class A4 (M)
               5.009%, due 12/25/32                                      652,819
   2,000,000   GMAC Mortgage Corp. Loan Trust,
               Series 2004-HE2, Class M1
               3.950%, due 10/25/33                                    1,864,157
   1,921,303   Green Tree Financial Corp.,
               Series 1998-2, Class A6 (G)
               6.810%, due 12/01/27                                    1,898,456
   4,338,262   GSAMP Trust,
               Series 2006-S5, Class M5 (E)(M)
               7.488%, due 09/25/36                                           --
   3,500,000   New Century Home Equity Loan Trust,
               Series 2003-5, Class AI5 (G)
               5.500%, due 11/25/33                                    3,466,726
   2,475,000   Renaissance Home Equity Loan Trust,
               Series 2005-4, Class M9 (M)
               7.000%, due 02/25/36                                    1,691,189
     171,380   Residential Asset Mortgage Products, Inc.,
               Series 2003-RS9, Class AI5 (G)
               4.990%, due 03/25/31                                      170,683
   1,032,792   Soundview Home Equity Loan Trust,
               Series 2005-B, Class M6 (M)
               6.175%, due 05/25/35                                      931,584
   2,245,000   Wells Fargo Home Equity Trust,
               Series 2004-2, Class M8A (C)(G)
               8.131%, due 05/25/34                                    1,725,007
                                                                  --------------
               TOTAL ASSET BACKED
               (Cost $20,596,983)                                     14,691,962
                                                                  --------------
COMMERCIAL MORTGAGE BACKED - 8.82%
   1,679,914   Bear Stearns Commercial Mortgage Securities,
               Series 2001-TOP4, Class A1
               5.060%, due 11/15/16                                    1,678,793
   4,100,000   Bear Stearns Commercial Mortgage Securities,
               Series 2003-T10, Class E (C)(G)
               5.540%, due 03/13/40                                    3,928,079
     517,532   Bear Stearns Commercial Mortgage Securities,
               Series 2004-T16, Class A2
               3.700%, due 02/13/46                                      513,725
   2,800,000   Bear Stearns Commercial Mortgage Securities,
               Series 2004-T16, Class A6 (G)
               4.750%, due 02/13/46                                    2,679,727
   1,810,000   Bear Stearns Commercial Mortgage Securities,
               Series 2005-T20, Class F (C)(G)
               5.155%, due 10/12/42                                    1,619,517
   4,200,000   Government National Mortgage Association,
               Series 2004-43, Class C (G)
               5.008%, due 12/16/25                                    4,152,117

                                                                       Value
  Par Value                                                          (Note 1)
------------                                                      --------------
COMMERCIAL MORTGAGE BACKED (CONTINUED)
$  3,000,000   Greenwich Capital Commercial Funding Corp.,
               Series 2004-GG1, Class A7 (G)
               5.317%, due 06/10/36                               $    2,979,317
   6,450,000   LB-UBS Commercial Mortgage Trust,
               Series 2004-C1, Class A2
               3.624%, due 01/15/29                                    6,315,532
   3,200,000   LB-UBS Commercial Mortgage Trust,
               Series 2004-C8, Class A6 (G)
               4.799%, due 12/15/29                                    3,079,965
   5,550,000   Morgan Stanley Capital I,
               Series 2004-HQ4, Class A7
               4.970%, due 04/14/40                                    5,388,475
   7,000,000   Morgan Stanley Capital I,
               Series 2004-T13, Class A3
               4.390%, due 09/13/45                                    6,778,315
   5,740,000   Morgan Stanley Capital I,
               Series 2006-IQ12, Class ANM
               5.310%, due 12/15/43                                    5,714,244
   1,695,000   Multi Security Asset Trust,
               Series 2005-RR4A, Class J (C)(G)
               5.880%, due 11/28/35                                    1,566,028
   1,805,311   Wachovia Bank Commercial Mortgage Trust,
               Series 2003-C6, Class A1
               3.364%, due 08/15/35                                    1,783,070
   8,450,000   Wachovia Bank Commercial Mortgage Trust,
               Series 2003-C8, Class A2
               3.894%, due 11/15/35                                    8,338,393
                                                                  --------------
               TOTAL COMMERCIAL MORTGAGE BACKED
               (Cost $57,459,785)                                     56,515,297
                                                                  --------------
PRIVATE LABEL MORTGAGE BACKED - 1.38%
   6,123,268   Banc of America Alternative Loan Trust,
               Series 2005-12, Class 3CB1
               6.000%, due 01/25/36                                    6,080,955
   2,754,381   Banc of America Alternative Loan Trust,
               Series 2006-3, Class 2CB1
               6.000%, due 04/25/36                                    2,758,826
                                                                  --------------
               TOTAL PRIVATE LABEL MORTGAGE BACLED
               (Cost $8,841,309)                                       8,839,781
                                                                  --------------
CORPORATE NOTES AND BONDS - 24.18%
               CONSUMER DISCRETIONARY - 1.50%
   2,500,000   American Association of Retired Persons (C)
               7.500%, due 05/01/31                                    3,062,315
   2,300,000   Carnival Corp. (D)
               3.750%, due 11/15/07                                    2,295,586
   4,400,000   Erac USA Finance Co. (C)
               6.700%, due 06/01/34                                    4,223,851
                                                                  --------------
                                                                       9,581,752
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
  Par Value                                                          (Note 1)
------------                                                      --------------
CORPORATE NOTES AND BONDS (CONTINUED)
               CONSUMER STAPLES - 0.97%
$  1,250,000   Coca-Cola Enterprises, Inc.
               4.375%, due 09/15/09                               $    1,238,805
   2,330,000   Diageo Capital PLC (D)(O)
               5.500%, due 09/30/16                                    2,276,717
   2,700,000   Safeway, Inc.
               4.125%, due 11/01/08                                    2,679,302
                                                                  --------------
                                                                       6,194,824
                                                                  --------------
               ENERGY - 1.81%
   3,500,000   ConocoPhillips
               6.650%, due 07/15/18                                    3,735,638
   2,460,000   Hess Corp.
               7.875%, due 10/01/29                                    2,827,566
   2,310,000   Transocean, Inc.
               7.500%, due 04/15/31                                    2,559,538
   2,275,000   Valero Energy Corp. (O)
               7.500%, due 04/15/32                                    2,495,545
                                                                  --------------
                                                                      11,618,287
                                                                  --------------
               FINANCE - 3.94%
   2,885,000   American General Finance Corp. (O)
               5.850%, due 06/01/13                                    2,877,727
   2,500,000   American General Finance Corp., Series H
               4.625%, due 09/01/10                                    2,450,642
   1,250,000   GE Insurance Solutions Corp.
               7.000%, due 02/15/26                                    1,327,199
   1,680,000   GE Insurance Solutions Corp.
               7.750%, due 06/15/30                                    1,931,284
   2,750,000   Goldman Sachs Group, Inc.
               5.700%, due 09/01/12                                    2,780,896
   4,250,000   HSBC Finance Corp.
               6.500%, due 11/15/08                                    4,307,962
   3,135,000   Lehman Brothers Holdings, Inc.
               5.750%, due 01/03/17                                    3,012,889
   2,700,000   SLM Corp.
               5.125%, due 08/27/12                                    2,444,237
   2,000,000   US Bank NA/Cincinnati OH
               6.300%, due 02/04/14                                    2,070,228
   2,065,000   Western Union Co.
               5.930%, due 10/01/16                                    2,036,757
                                                                  --------------
                                                                      25,239,821
                                                                  --------------
               FOOD & DRUG RETAILERS - 0.57%
   3,450,000   Medco Health Solutions, Inc.
               7.250%, due 08/15/13                                    3,635,217
                                                                  --------------
               HEALTH CARE - 2.67%
   2,600,000   Eli Lilly & Co.
               6.570%, due 01/01/16                                    2,782,531
   1,740,000   Genentech, Inc.
               5.250%, due 07/15/35                                    1,536,712
   3,480,000   Merck & Co., Inc.
               6.400%, due 03/01/28                                    3,567,372
   3,500,000   Quest Diagnostics, Inc.
               5.450%, due 11/01/15                                    3,369,338

                                                                       Value
  Par Value                                                          (Note 1)
------------                                                      --------------
               HEALTH CARE (CONTINUED)
$  3,600,000   WellPoint, Inc.
               5.000%, due 12/15/14                               $    3,427,045
   2,370,000   Wyeth
               6.500%, due 02/01/34                                    2,433,362
                                                                  --------------
                                                                      17,116,360
                                                                  --------------
               INDUSTRIALS - 4.87%
     760,000   Boeing Co.
               8.625%, due 11/15/31                                    1,022,140
   1,380,000   Boeing Co.
               6.875%, due 10/15/43                                    1,530,805
   4,000,000   Daimler Finance North America LLC
               4.750%, due 01/15/08                                    3,988,852
   3,850,000   Dow Chemical Co.
               5.750%, due 12/15/08                                    3,877,150
   1,140,000   DR Horton, Inc.
               5.250%, due 02/15/15                                      954,380
   2,000,000   Ford Motor Credit Co. LLC
               5.800%, due 01/12/09                                    1,931,728
   3,200,000   General Electric Co.
               5.000%, due 02/01/13                                    3,172,051
   3,265,000   GMAC LLC
               7.250%, due 03/02/11                                    3,165,140
      958,000  Raytheon Co.
               4.500%, due 11/15/07                                      957,033
   2,465,000   Waste Management, Inc.
               7.125%, due 12/15/17                                    2,600,824
   2,250,000   Westvaco Corp.
               8.200%, due 01/15/30                                    2,370,280
   3,000,000   Weyerhaeuser Co. (O)
               6.875%, due 12/15/33                                    2,834,217
   2,870,000   WM Wrigley Jr. Co.
               4.300%, due 07/15/10                                    2,821,130
                                                                  --------------
                                                                      31,225,730
                                                                  --------------
               MEDIA - 1.09%
   3,080,000   Comcast Cable Communication Holdings, Inc.
               9.455%, due 11/15/22                                    3,916,808
   3,000,000   Rogers Cable, Inc. (D)(O)
               6.250%, due 06/15/13                                    3,038,454
                                                                  --------------
                                                                       6,955,262
                                                                  --------------
               PIPELINE - 0.24%
   1,675,000   Knight, Inc.
               7.250%, due 03/01/28                                    1,559,289
                                                                  --------------
               REAL ESTATE INVESTMENT TRUSTS - 0.16%
   1,060,000   Simon Property Group L.P. (O)
               5.875%, due 03/01/17                                    1,036,381
                                                                  --------------
               TELECOMMUNICATIONS - 0.81%
   2,400,000   Cisco Systems, Inc.
               5.500%, due 02/22/16                                    2,383,954
   2,915,000   Sprint Nextel Corp.
               6.000%, due 12/01/16                                    2,799,930
                                                                  --------------
                                                                       5,183,884
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
  Par Value                                                          (Note 1)
------------                                                      --------------
CORPORATE NOTES AND BONDS (CONTINUED)
               TRANSPORTATION - 0.94%
$  2,925,000   Burlington Northern Santa Fe Corp.
               8.125%, due 04/15/20                               $    3,360,778
   1,268,000   Norfolk Southern Corp.
               5.590%, due 05/17/25                                    1,164,056
   1,400,000   Norfolk Southern Corp.
               7.050%, due 05/01/37                                    1,502,819
       9,631   Southwest Airlines Co., Series A3
               8.700%, due 07/01/11                                       10,306
                                                                  --------------
                                                                       6,037,959
                                                                  --------------
               UTILITIES - 4.61%
   2,750,000   Consumers Energy Co.
               5.650%, due 04/15/20                                    2,659,167
   2,000,000   Energy East Corp.
               8.050%, due 11/15/10                                    2,165,588
   2,940,000   Illinois Power Co.
               7.500%, due 06/15/09                                    3,023,749
   3,445,000   Indianapolis Power & Light Co. (C)
               6.050%, due 10/01/36                                    3,270,425
   2,765,000   New York State Electric & Gas Corp.
               4.375%, due 11/15/07                                    2,759,926
   2,925,000   Pacific Gas & Electric Co.
               6.050%, due 03/01/34                                    2,872,616
   2,400,000   Progress Energy, Inc.
               7.750%, due 03/01/31                                    2,765,100
   1,200,000   Sierra Pacific Power Co., Series M
               6.000%, due 05/15/16                                    1,173,984
   3,500,000   Southern Power Co./GA, Series B
               6.250%, due 07/15/12                                    3,598,819
   2,165,000   Southwestern Electric Power Co., Series E
               5.550%, due 01/15/17                                    2,091,873
   3,000,000   Wisconsin Electric Power Co.
               6.500%, due 06/01/28                                    3,143,898
                                                                  --------------
                                                                      29,525,145
                                                                  --------------
               TOTAL CORPORATE NOTES AND BONDS
               (Cost $158,717,654)                                   154,909,911
                                                                  --------------
MORTGAGE BACKED - 25.06%
               FEDERAL HOME LOAN MORTGAGE CORP. - 4.27%
   4,194,624   5.000%, due 05/01/18 Pool # E96322                      4,123,319
     123,281   8.000%, due 06/01/30 Pool # C01005                        130,633
     639,826   7.000%, due 03/01/31 Pool # C48129                        664,266
     264,180   6.500%, due 03/01/32 Pool # C65648                        270,470
   4,331,951   5.000%, due 07/01/33 Pool # A11325                      4,146,577
   1,051,667   6.000%, due 10/01/34 Pool # A28439                      1,055,191
     913,204   6.000%, due 10/01/34 Pool # A28598                        916,265
   6,612,822   5.500%, due 11/01/34 Pool # A28282                      6,488,642
     602,947   5.000%, due 04/01/35 Pool # A32314                        576,096
   1,498,577   5.000%, due 04/01/35 Pool # A32315                      1,431,841
   1,538,186   5.000%, due 04/01/35 Pool # A32316                      1,469,686
     416,269   5.000%, due 04/01/35 Pool # A32509                        397,731
   5,926,658   5.000%, due 01/01/37 Pool # A56371                      5,654,941
                                                                  --------------
                                                                      27,325,658
                                                                  --------------

                                                                       Value
  Par Value                                                          (Note 1)
------------                                                      --------------
MORTGAGE BACKED (CONTINUED)
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 20.69%
$  3,428,015   4.000%, due 04/01/15 Pool # 255719                 $    3,327,688
   4,531,678   5.500%, due 04/01/16 Pool # 745444                      4,535,297
     229,739   6.000%, due 05/01/16 Pool # 582558                        233,318
   1,079,382   5.500%, due 09/01/17 Pool # 657335                      1,080,263
   1,578,327   5.500%, due 02/01/18 Pool # 673194                      1,579,615
   4,338,165   5.000%, due 05/01/20 Pool # 813965                      4,253,462
   4,054,421   4.500%, due 09/01/20 Pool # 835465                      3,904,782
     560,529   6.000%, due 05/01/21 Pool # 253847                        566,937
     188,982   7.000%, due 12/01/29 Pool # 762813                        196,670
     241,021   7.000%, due 11/01/31 Pool # 607515                        250,988
     338,115   6.500%, due 03/01/32 Pool # 631377                        346,285
       5,387   7.000%, due 04/01/32 Pool # 641518                          5,605
     426,152   7.000%, due 05/01/32 Pool # 644591                        443,775
   3,991,290   6.500%, due 06/01/32 Pool # 545691                      4,087,741
   5,401,741   5.500%, due 04/01/33 Pool # 690206                      5,306,047
   6,455,427   5.000%, due 10/01/33 Pool # 254903                      6,179,570
   6,678,408   5.500%, due 11/01/33 Pool # 555880                      6,560,097
     118,525   5.000%, due 05/01/34 Pool # 782214                        113,358
   1,661,511   5.000%, due 06/01/34 Pool # 778891                      1,589,081
   6,363,294   5.500%, due 06/01/34 Pool # 780384                      6,245,532
      86,488   7.000%, due 07/01/34 Pool # 792636                         89,599
     758,887   5.500%, due 08/01/34 Pool # 793647                        744,843
   3,325,530   5.500%, due 03/01/35 Pool # 810075                      3,261,259
   3,337,212   5.500%, due 03/01/35 Pool # 815976                      3,272,716
   3,888,293   5.500%, due 07/01/35 Pool # 825283                      3,813,146
   5,051,126   5.000%, due 08/01/35 Pool # 829670                      4,826,044
   2,391,482   5.500%, due 08/01/35 Pool # 826872                      2,345,263
   3,916,908   5.000%, due 09/01/35 Pool # 820347                      3,742,368
   4,010,491   5.000%, due 09/01/35 Pool # 835699                      3,831,781
   6,971,646   5.000%, due 10/01/35 Pool # 797669                      6,660,984
     926,098   5.500%, due 10/01/35 Pool # 836912                        908,199
   5,448,197   5.000%, due 11/01/35 Pool # 844809                      5,205,421
   5,447,265   5.000%, due 12/01/35 Pool # 850561                      5,204,531
   1,935,000   5.500%, due 02/01/36 Pool # 851330                      1,897,603
   2,139,315   5.500%, due 10/01/36 Pool # 896340                      2,095,823
  10,819,118   5.500%, due 10/01/36 Pool # 901723                     10,599,162
   5,953,585   6.500%, due 10/01/36 Pool # 894118                      6,062,834
   6,445,959   6.000%, due 11/01/36 Pool # 902510                      6,465,851
   5,432,665   5.500%, due 05/01/37 Pool # 899323                      5,321,283
   5,460,135   5.500%, due 07/01/37 Pool #938197                       5,348,190
                                                                  --------------
                                                                     132,503,011
                                                                  --------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.10%
      83,981   8.000%, due 10/20/15 Pool # 002995                         88,485
     291,462   6.500%, due 02/20/29 Pool # 002714                        298,490
     271,015   6.500%, due 04/20/31 Pool # 003068                        277,382
                                                                         664,357
                                                                  --------------
               TOTAL MORTGAGE BACKED
               (Cost $162,464,980)                                   160,493,026
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
  Par Value                                                          (Note 1)
------------                                                      --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 30.11%
               FEDERAL FARM CREDIT BANK - 0.66%
$  4,000,000   5.875%, due 10/03/16                               $    4,257,116
                                                                  --------------
               FEDERAL HOME LOAN MORTGAGE CORP. (O) - 1.24%
   2,500,000   4.875%, due 11/15/13                                    2,515,075
   5,500,000   4.500%, due 01/15/14                                    5,419,486
                                                                  --------------
                                                                       7,934,561
                                                                  --------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.71%
   4,675,000   4.000%, due 09/02/08  (O)                               4,648,652
   2,400,000   5.250%, due 08/01/12                                    2,448,982
   3,905,000   4.625%, due 10/15/14  (O)                               3,858,948
                                                                  --------------
                                                                      10,956,582
                                                                  --------------
               U.S. TREASURY BONDS (O) - 3.99%
   1,000,000   10.625%, due 08/15/15                                   1,403,984
  19,850,000   6.625%, due 02/15/27                                   24,122,395
                                                                  --------------
                                                                      25,526,379
                                                                  --------------
               U.S. TREASURY NOTES (O) - 22.51%
  10,000,000   4.625%, due 03/31/08                                   10,023,440
   1,015,000   3.750%, due 05/15/08                                    1,012,383
  12,000,000   2.625%, due 03/15/09                                   11,774,064
   3,640,000   4.875%, due 05/31/09                                    3,693,464
   2,000,000   3.500%, due 02/15/10                                    1,977,188
   9,625,000   3.875%, due 05/15/10                                    9,597,174
   8,750,000   3.875%, due 09/15/10                                    8,715,823
  13,000,000   4.500%, due 11/15/10                                   13,177,736
   1,485,000   4.750%, due 03/31/11                                    1,517,484
  23,100,000   4.625%, due 12/31/11                                   23,504,250
   6,425,000   4.625%, due 02/29/12                                    6,538,941
   6,000,000   4.875%, due 06/30/12                                    6,167,814
   5,660,000   3.625%, due 05/15/13                                    5,484,449
   1,915,000   4.000%, due 02/15/14                                    1,879,393
   6,565,000   4.250%, due 11/15/14                                    6,501,917
   2,750,000   4.000%, due 02/15/15                                    2,675,450
   5,900,000   4.250%, due 08/15/15                                    5,814,267
  14,200,000   4.625%, due 02/15/17                                   14,265,448
   9,920,000   4.500%, due 05/15/17                                    9,864,200
                                                                  --------------
                                                                     144,184,885
                                                                  --------------
               TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
               (Cost $190,438,108)                                   192,859,523
                                                                  --------------
CERTIFICATE OF DEPOSIT - 2.73%
  17,500,711   State Street Eurodollar
               2.650%, due 10/01/07                                   17,500,711
                                                                  --------------
               TOTAL CERTIFICATE OF DEPOSIT
               (Cost $17,500,711)                                     17,500,711
                                                                  --------------

                                                                       Value
  Par Value                                                          (Note 1)
------------                                                      --------------
INVESTMENT COMPANIES - 4.50%
           3   JPMorgan Prime Money Market Fund                   $            3
  28,840,980   SSgA Prime Money Market Fund                           28,840,980
                                                                  --------------
               TOTAL INVESTMENT COMPANIES
               (Cost $28,840,983)                                     28,840,983
                                                                  --------------
COLLATERAL FOR SECURITIES ON LOAN - 24.97%
 159,921,871   State Street Navigator Securities
               Lending Prime Portfolio (I)                           159,921,871
                                                                  --------------
               TOTAL COLLATERAL FOR SECURITIES ON LOAN
               (Cost $159,921,871)                                   159,921,871
                                                                  --------------
TOTAL INVESTMENTS - 124.04%
(Cost $804,782,384**)                                                794,573,065
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (24.04)%                         (154,009,725)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  640,563,340
                                                                  ==============

----------
**   Aggregate cost for Federal tax purposes was $805,051,344.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.19% of total net assets.

(E)  In Default. Issuer is bankrupt.

(G) Floating rate or variable rate note. Rate shown is as of September 30, 2007.

(I) Represents investments of cash collateral received in connection with securities lending.

(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(O)  All (or portion of security) on loan.

PLC  Public Limited Company.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
  Par Value                                                          (Note 1)
------------                                                      --------------
CORPORATE NOTES AND BONDS - 95.18%
               AEROSPACE/DEFENSE - 0.45%
$    750,000   Alion Science and Technology Corp.
               10.250%, due 02/01/15                              $      680,625
                                                                  --------------
               APPAREL/TEXTILES - 1.26%
     850,000   Hanesbrands, Inc., Series B (G)(O)
               8.784%, due 12/15/14                                      845,750
     750,000   Oxford Industries, Inc.
               8.875%, due 06/01/11                                      757,500
     300,000   Warnaco, Inc.
               8.875%, due 06/15/13                                      315,000
                                                                  --------------
                                                                       1,918,250
                                                                  --------------
               AUTOMOTIVE - 4.53%
     750,000   American Axle & Manufacturing, Inc.
               7.875%, due 03/01/17                                      723,750
     250,000   Ford Motor Credit Co. LLC
               7.250%, due 10/25/11                                      234,279
     750,000   Ford Motor Credit Co. LLC
               7.800%, due 06/01/12                                      713,475
     800,000   General Motors Corp. (O)
               7.125%, due 07/15/13                                      734,000
     600,000   General Motors Corp. (O)
               7.700%, due 04/15/16                                      538,500
     650,000   General Motors Corp. (O)
               8.250%, due 07/15/23                                      568,750
   1,000,000   Goodyear Tire & Rubber Co. (C)(G)
               9.135%, due 12/01/09                                    1,007,500
     500,000   Goodyear Tire & Rubber Co.
               7.857%, due 08/15/11                                      507,500
     400,000   KAR Holdings, Inc. (C)
               8.750%, due 05/01/14                                      383,000
     750,000   KAR Holdings, Inc. (C)
               10.000%, due 05/01/15                                     703,125
     750,000   United Components, Inc.
               9.375%, due 06/15/13                                      761,250
                                                                  --------------
                                                                       6,875,129
                                                                  --------------
               BEVERAGE/FOOD - 1.66%
     500,000   B&G Foods, Inc.
               8.000%, due 10/01/11                                      495,000
     500,000   Constellation Brands, Inc. (C)
               7.250%, due 05/15/17                                      500,000
     180,000   Michael Foods, Inc.
               8.000%, due 11/15/13                                      180,000
     600,000   NBTY, Inc.
               7.125%, due 10/01/15                                      600,000
     800,000   Pinnacle Foods Finance LLC/
               Pinnacle Foods Finance Corp. (C)(O)
               10.625%, due 04/01/17                                     750,000
                                                                  --------------
                                                                       2,525,000
                                                                  --------------
               BUILDING MATERIALS - 0.49%
     750,000   Interline Brands, Inc.
               8.125%, due 06/15/14                                      740,625
                                                                  --------------

                                                                       Value
  Par Value                                                          (Note 1)
------------                                                      --------------
               CHEMICALS - 2.60%
$    400,000   Hexion US Finance Corp./
               Hexion Nova Scotia Finance ULC
               9.750%, due 11/15/14                               $      440,000
     500,000   Hexion US Finance Corp./
               Hexion Nova Scotia Finance ULC (G)
               10.058%, due 11/15/14                                     515,000
     500,000   Lyondell Chemical Co.
               8.000%, due 09/15/14                                      550,000
     600,000   Lyondell Chemical Co.
               8.250%, due 09/15/16                                      676,500
     400,000   Momentive Performance Materials, Inc. (C)
               9.750%, due 12/01/14                                      396,000
     600,000   Nalco Co. (O)
               8.875%, due 11/15/13                                      630,000
     750,000   Tronox Worldwide LLC/Tronox Finance Corp.
               9.500%, due 12/01/12                                      748,125
                                                                  --------------
                                                                       3,955,625
                                                                  --------------
               CONSUMER PRODUCTS - 3.97%
     400,000   American Achievement Corp. (O)
               8.250%, due 04/01/12                                      398,000
   1,000,000   Central Garden and Pet Co. (O)
               9.125%, due 02/01/13                                      937,500
     290,000   Da-Lite Screen Co., Inc.
               9.500%, due 05/15/11                                      303,775
   1,250,000   Jarden Corp.
               7.500%, due 05/01/17                                    1,209,375
     900,000   Leslie's Poolmart
               7.750%, due 02/01/13                                      855,000
   1,100,000   Simmons Co. (O)
               7.875%, due 01/15/14                                    1,056,000
     500,000   Visant Corp.
               7.625%, due 10/01/12                                      508,750
     750,000   Visant Holding Corp.
               8.750%, due 12/01/13                                      766,875
                                                                  --------------
                                                                       6,035,275
                                                                  --------------
               ENVIRONMENTAL - 2.08%
   1,000,000   Casella Waste Systems, Inc.
               9.750%, due 02/01/13                                    1,020,000
     550,000   Waste Connections, Inc. (O)(P)
               3.750%, due 04/01/26                                      616,000
     500,000   Waste Services, Inc.
               9.500%, due 04/15/14                                      500,000
   1,000,000   WCA Waste Corp.
               9.250%, due 06/15/14                                    1,030,000
                                                                  --------------
                                                                       3,166,000
                                                                  --------------
               FOOD & DRUG RETAILERS - 1.40%
   1,000,000   Rite Aid Corp. (O)
               8.625%, due 03/01/15                                      905,000
     500,000   Rite Aid Corp.
               7.500%, due 03/01/17                                      470,625
     250,000   Stater Brothers Holdings (O)
               8.125%, due 06/15/12                                      254,688
     500,000   Stater Brothers Holdings
               7.750%, due 04/15/15                                      495,000
                                                                  --------------
                                                                       2,125,313
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
  Par Value                                                          (Note 1)
------------                                                      --------------
CORPORATE NOTES AND BONDS (CONTINUED)
               FORESTRY/PAPER - 3.63%
$    750,000   Abitibi-Consolidated, Inc. (D)(G)
               9.194%, due 06/15/11                               $      585,000
     750,000   Abitibi-Consolidated Co. of Canada (D)(O)
               8.375%, due 04/01/15                                      545,625
     750,000   Boise Cascade LLC
               7.125%, due 10/15/14                                      720,000
     750,000   Cascades, Inc. (D)(O)
               7.250%, due 02/15/13                                      735,000
     600,000   Catalyst Paper Corp., Series D (D)
               8.625%, due 06/15/11                                      468,000
     750,000   Georgia-Pacific Corp. (C)
               7.125%, due 01/15/17                                      725,625
     500,000   Smurfit-Stone Container Enterprises, Inc.
               8.375%, due 07/01/12                                      500,000
   1,000,000    Smurfit-Stone Container Enterprises, Inc.
               8.000%, due 03/15/17                                      982,500
     250,000   Verso Paper Holdings LLC and
               Verson Paper, Inc., Series B (G)
               9.106%, due 08/01/14                                      251,250
                                                                  --------------
                                                                       5,513,000
                                                                  --------------
               GAMING - 8.07%
     750,000   American Casino & Entertainment Properties LLC
               7.850%, due 02/01/12                                      770,625
     720,000   Boyd Gaming Corp.
               6.750%, due 04/15/14                                      705,600
     750,000   CCM Merger, Inc. (C)
               8.000%, due 08/01/13                                      731,250
     200,000   Chukchansi Economic Development
               Authority (C)(G)
               8.859%, due 11/15/12                                      201,500
     650,000   Global Cash Access LLC/
               Global Cash Finance Corp.
               8.750%, due 03/15/12                                      672,750
     750,000   Herbst Gaming, Inc.
               7.000%, due 11/15/14                                      615,000
     500,000   Isle of Capri Casinos, Inc.
               7.000%, due 03/01/14                                      447,500
     750,000   MGM Mirage (O)
               7.625%, due 01/15/17                                      742,500
     250,000   Mohegan Tribal Gaming Authority
               6.875%, due 02/15/15                                      245,938
   1,000,000   MTR Gaming Group, Inc., Series B
               9.750%, due 04/01/10                                    1,027,500
     500,000   Penn National Gaming, Inc.
               6.750%, due 03/01/15                                      510,000
     500,000   Pinnacle Entertainment, Inc.
               8.250%, due 03/15/12                                      506,250
     365,000   Pinnacle Entertainment, Inc. (O)
               8.750%, due 10/01/13                                      375,950
     500,000   Pinnacle Entertainment, Inc. (C)
               7.500%, due 06/15/15                                      473,125
     200,000   Seneca Gaming Corp.
               7.250%, due 05/01/12                                      201,500
   1,000,000   Seneca Gaming Corp., Series B
               7.250%, due 05/01/12                                    1,007,500
     750,000   Shuffle Master, Inc. (P)
               1.250%, due 04/15/24                                      696,562

                                                                       Value
  Par Value                                                          (Note 1)
------------                                                      --------------
               GAMING (CONTINUED)
$    300,000   Station Casinos, Inc. (O)
               6.875%, due 03/01/16                               $      261,000
     750,000   Station Casinos, Inc.
               7.750%, due 08/15/16                                      742,500
   1,350,000   Wynn Las Vegas Capital Corp.
               6.625%, due 12/01/14                                    1,323,000
                                                                  --------------
                                                                      12,257,550
                                                                  --------------
               GENERAL INDUSTRIAL & MANUFACTURING - 2.74%
     750,000   Baldor Electric Co.
               8.625%, due 02/15/17                                      783,750
     500,000   Chart Industries, Inc.
               9.125%, due 10/15/15                                      517,500
     200,000   Hexcel Corp.
               6.750%, due 02/01/15                                      197,500
     750,000   Mueller Water Products, Inc.
               7.375%, due 06/01/17                                      720,000
     700,000   RBS Global, Inc. and Rexnord Corp.
               8.875%, due 09/01/16                                      703,500
     750,000   Trimas Corp.
               9.875%, due 06/15/12                                      765,000
     500,000   Wesco Distribution, Inc.
               7.500%, due 10/15/17                                      470,000
                                                                  --------------
                                                                       4,157,250
                                                                  --------------
               HEALTH CARE - 8.39%
     250,000   Advanced Medical Optics, Inc.
               7.500%, due 05/01/17                                      230,000
     750,000   Advanced Medical Optics, Inc. (O)(P)
               3.250%, due 08/01/26                                      636,563
   1,000,000   Carriage Services, Inc.
               7.875%, due 01/15/15                                    1,000,000
   1,500,000   Community Health Systems, Inc. (C)
               8.875%, due 07/15/15                                    1,541,250
     500,000   HCA, Inc. (O)
               6.500%, due 02/15/16                                      425,000
   1,500,000   HCA, Inc. (C)
               9.250%, due 11/15/16                                    1,593,750
   1,000,000   Health Management Associates, Inc. (P)
               4.375%, due 08/01/23                                      978,750
     750,000   IASIS Healthcare LLC/IASIS Capital Corp.
               8.750%, due 06/15/14                                      759,375
     750,000   Omnicare, Inc., Series OCR (P)
               3.250%, due 12/15/35                                      606,562
     150,000   Psychiatric Solutions, Inc.
               7.750%, due 07/15/15                                      151,875
     750,000   Psychiatric Solutions, Inc. (O)
               7.750%, due 07/15/15                                      759,375
     500,000   Res-Care, Inc.
               7.750%, due 10/15/13                                      495,000
     500,000   Service Corp. International/US (O)
               7.625%, due 10/01/18                                      518,750
     150,000   Teva Pharmaceutical Finance Co. BV,
               Series D (D)(P)
               1.750%, due 02/01/26                                      158,062
     750,000   United Surgical Partners International, Inc.
               8.875%, due 05/01/17                                      757,500
     650,000   Universal Hospital Services, Inc. (C)(G)
               8.759%, due 06/01/15                                      646,750

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
  Par Value                                                          (Note 1)
------------                                                      --------------
CORPORATE NOTES AND BONDS (CONTINUED)
               HEALTH CARE (CONTINUED)
$    750,000   Vanguard Health Holding Co. II LLC (O)
               9.000%, due 10/01/14                               $      727,500
     750,000   Warner Chilcott Corp.
               8.750%, due 02/01/15                                      776,250
                                                                  --------------
                                                                      12,762,312
                                                                  --------------
               HOTELS - 0.80%
   1,000,000   Gaylord Entertainment Co.
               8.000%, due 11/15/13                                    1,013,750
     200,000   Host Marriott L.P., Series O, REIT
               6.375%, due 03/15/15                                      195,500
                                                                  --------------
                                                                       1,209,250
                                                                  --------------
               INSURANCE - 0.76%
   1,250,000   HUB International Holdings, Inc. (C)
               10.250%, due 06/15/15                                   1,162,500
                                                                  --------------
               LEISURE & ENTERTAINMENT - 0.42%
     650,000   Speedway Motorsports, Inc.
               6.750%, due 06/01/13                                      640,250
                                                                  --------------
               MEDIA - BROADCASTING - 2.25%
     754,000   Allbritton Communications Co.
               7.750%, due 12/15/12                                      761,540
   1,500,000   LIN Television Corp.
               6.500%, due 05/15/13                                    1,458,750
     750,000   LIN Television Corp. (P)
               2.500%, due 05/15/33                                      729,375
     250,000   LIN Television Corp., Series B
               6.500%, due 05/15/13                                      243,125
     221,000   Sinclair Broadcast Group, Inc. (O)
               8.000%, due 03/15/12                                      225,972
                                                                  --------------
                                                                       3,418,762
                                                                  --------------
               MEDIA - CABLE - 4.35%
     500,000   Cablevision Systems Corp., Series B (G)
               9.820%, due 04/01/09                                      515,000
   1,150,000   Cablevision Systems Corp., Series B
               8.000%, due 04/15/12                                    1,115,500
     250,000   DirecTV Holdings LLC/
               DirecTV Financing Co.
               8.375%, due 03/15/13                                      259,688
   1,500,000   Echostar DBS Corp.
               6.625%, due 10/01/14                                    1,507,500
     800,000   Mediacom Broadband LLC
               8.500%, due 10/15/15                                      802,000
   1,000,000   Mediacom LLC/Mediacom Capital Corp.
               9.500%, due 01/15/13                                    1,012,500
   1,350,000   Virgin Media Finance PLC (D)
               9.125%, due 08/15/16                                    1,400,625
                                                                  --------------
                                                                       6,612,813
                                                                  --------------
               MEDIA - DIVERSIFIED & SERVICES - 3.41%
   1,000,000   Hughes Network Systems LLC/
               HNS Finance Corp.
               9.500%, due 04/15/14                                    1,007,500
   1,250,000   Intelsat Bermuda, Ltd. (D)(G)
               8.886%, due 01/15/15                                    1,262,500

                                                                       Value
  Par Value                                                          (Note 1)
------------                                                      --------------
               MEDIA - DIVERSIFIED & SERVICES (CONTINUED)
$    500,000   Intelsat Bermuda, Ltd. (D)
               9.250%, due 06/15/16                               $      518,750
     750,000   Intelsat Bermuda, Ltd. (D)
               11.250%, due 06/15/16                                     803,438
     210,000   Lamar Media Corp.
               7.250%, due 01/01/13                                      211,050
     500,000   Lamar Media Corp.
               6.625%, due 08/15/15                                      482,500
     750,000   Quebecor Media, Inc. (D)
               7.750%, due 03/15/16                                      715,312
     250,000   WMG Holdings Corp. (B)
               0.000%, due 12/15/14                                      175,000
                                                                  --------------
                                                                       5,176,050
                                                                  --------------
               METALS AND MINING - 2.04%
     750,000   Aleris International, Inc.
               10.000%, due 12/15/16                                     663,750
   1,000,000   Alpha Natural Resources LLC/
               Alpha Natural Resources Capital Corp.
               10.000%, due 06/01/12                                   1,050,000
   1,100,000   Arch Western Finance LLC
               6.750%, due 07/01/13                                    1,078,000
      50,000   Peabody Energy Corp.
               7.375%, due 11/01/16                                       52,750
     250,000   Peabody Energy Corp. (P)
               4.750%, due 12/15/66                                      262,500
                                                                  --------------
                                                                       3,107,000
                                                                  --------------
               NON FOOD & DRUG RETAILERS - 4.21%
   1,250,000   AutoNation, Inc. (G)
               7.360%, due 04/15/13                                    1,193,750
     500,000   Buhrmann US, Inc.
               7.875%, due 03/01/15                                      467,500
     250,000   GSC Holdings Corp. (G)
               9.235%, due 10/01/11                                      255,000
     400,000   Pantry, Inc.
               7.750%, due 02/15/14                                      386,000
     750,000   Penske Auto Group, Inc.
               7.750%, due 12/15/16                                      718,125
     350,000   Petro Stopping Centers L.P./
               Petro Financial Corp.
               9.000%, due 02/15/12                                      366,625
   1,000,000   Sally Holdings LLC
               9.250%, due 11/15/14                                    1,010,000
     550,000   Sally Holdings LLC (O)
               10.500%, due 11/15/16                                     550,000
     706,000   Susser Holdings LLC
               10.625%, due 12/15/13                                     727,180
     750,000   Yankee Acquisition Corp./MA, Series B
               8.500%, due 02/15/15                                      727,500
                                                                  --------------
                                                                       6,401,680
                                                                  --------------
               OIL & GAS - 7.27%
     250,000   Berry Petroleum Co.
               8.250%, due 11/01/16                                      252,500
     470,000   Chesapeake Energy Corp.
               6.875%, due 01/15/16                                      470,000
   1,000,000   Chesapeake Energy Corp.
               6.500%, due 08/15/17                                      972,500

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
  Par Value                                                          (Note 1)
------------                                                      --------------
CORPORATE NOTES AND BONDS (CONTINUED)
               OIL & GAS (CONTINUED)
$  1,500,000   Complete Production Services, Inc.
               8.000%, due 12/15/16                               $    1,483,125
     700,000   Compton Petroleum Finance Corp. (O)
               7.625%, due 12/01/13                                      675,500
     350,000   Denbury Resources, Inc.
               7.500%, due 04/01/13                                      357,875
     500,000   Encore Acquisition Co.
               6.000%, due 07/15/15                                      451,250
     500,000   Energy Partners, Ltd. (C)(G)
               10.485%, due 04/15/13                                     490,000
     750,000   Energy Partners, Ltd. (C)
               9.750%, due 04/15/14                                      720,000
   1,000,000   Exco Resources, Inc.
               7.250%, due 01/15/11                                      995,000
     750,000   Mariner Energy, Inc.
               8.000%, due 05/15/17                                      733,125
   1,000,000   PetroHawk Energy Corp.
               9.125%, due 07/15/13                                    1,055,000
   1,500,000   Petroplus Finance, Ltd. (C)(D)
               7.000%, due 05/01/17                                    1,425,000
   1,000,000   W&T Offshore, Inc. (C)
               8.250%, due 06/15/14                                      967,500
                                                                  --------------
                                                                      11,048,375
                                                                  --------------
               PACKAGING - 0.84%
     750,000   BWAY Corp.
               10.000%, due 10/15/10                                     765,000
     500,000   Owens Brockway Glass Container, Inc.
               8.875%, due 02/15/09                                      507,500
                                                                  --------------
                                                                       1,272,500
                                                                  --------------
               PRINTING & PUBLISHING - 3.27%
   1,000,000   CBD Media, Inc.
               8.625%, due 06/01/11                                    1,045,630
     750,000   Cenveo Corp.
               7.875%, due 12/01/13                                      682,500
   1,500,000   Idearc, Inc.
               8.000%, due 11/15/16                                    1,496,250
     500,000   RH Donnelley Corp.
               6.875%, due 01/15/13                                      472,500
     500,000   RH Donnelley Corp. (C)(H)
               8.875%, due 10/15/17                                      506,250
     750,000   RH Donnelley Corp., Series A-3
               8.875%, due 01/15/16                                      764,062
                                                                  --------------
                                                                       4,967,192
                                                                  --------------
               REAL ESTATE INVESTMENT TRUSTS - 0.49%
     750,000   Felcor Lodging L.P. (G)
               7.260%, due 12/01/11                                      744,375
                                                                  --------------
               RESTAURANTS - 0.64%
   1,000,000   Seminole Hard Rock Entertainment, Inc./
               Seminole Hard Rock International LLC (C)(G)
               7.860%, due 03/15/14                                      976,250
                                                                  --------------

                                                                       Value
  Par Value                                                          (Note 1)
------------                                                      --------------
               STEEL - 0.50%
$    750,000   AK Steel Corp.
               7.750%, due 06/15/12                               $      759,375
                                                                  --------------
               SUPPORT SERVICES - 6.83%
   1,500,000   ARAMARK Corp. (O)
               8.500%, due 02/01/15                                    1,530,000
     500,000   ARAMARK Corp. (G)
               8.856%, due 02/01/15                                      505,000
     250,000   Avis Budget Car Rental LLC/
               Avis Budget Finance, Inc. (G)
               8.058%, due 05/15/14                                      243,750
     500,000   Cardtronics, Inc.
               9.250%, due 08/15/13                                      478,750
     500,000   Corrections Corp. of America
               7.500%, due 05/01/11                                      503,750
     750,000   Education Management LLC/
               Education Management Corp. (O)
               10.250%, due 06/01/16                                     776,250
     500,000   FTI Consulting, Inc.
               7.750%, due 10/01/16                                      517,500
     250,000   H&E Equipment Services, Inc. (O)
               8.375%, due 07/15/16                                      243,750
   1,000,000   Hertz Corp.
               8.875%, due 01/01/14                                    1,030,000
     300,000   Iron Mountain, Inc.
               8.625%, due 04/01/13                                      303,750
     640,000   Iron Mountain, Inc.
               7.750%, due 01/15/15                                      638,400
     500,000   Mac-Gray Corp.
               7.625%, due 08/15/15                                      500,000
     500,000   Neff Corp.
               10.000%, due 06/01/15                                     355,000
     400,000   Norcross Safety Products LLC/
               Norcross Capital Corp., Series B
               9.875%, due 08/15/11                                      412,000
   1,000,000   Rental Service Corp. (O)
               9.500%, due 12/01/14                                      955,000
     500,000   West Corp.
               9.500%, due 10/15/14                                      516,250
     300,000   West Corp. (O)
               11.000%, due 10/15/16                                     315,000
     500,000   Williams Scotsman, Inc.
               8.500%, due 10/01/15                                      550,000
                                                                  --------------
                                                                      10,374,150
                                                                  --------------
               TECHNOLOGY - 2.43%
     400,000   Celestica, Inc. (D)(O)
               7.625%, due 07/01/13                                      372,000
     100,000   Flextronics International, Ltd. (D)(O)(P)
               1.000%, due 08/01/10                                       95,250
     500,000   Freescale Semiconductor, Inc. (O)
               10.125%, due 12/15/16                                     465,000
     500,000   Sungard Data Systems, Inc.
               9.125%, due 08/15/13                                      520,000
   1,000,000   Sungard Data Systems, Inc. (O)
               10.250%, due 08/15/15                                   1,045,000
   1,250,000   Syniverse Technologies, Inc., Series B
               7.750%, due 08/15/13                                    1,193,750
                                                                  --------------
                                                                       3,691,000
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
  Par Value                                                          (Note 1)
------------                                                      --------------
CORPORATE NOTES AND BONDS (CONTINUED)
               TELECOMMUNICATIONS - 7.10%
$    750,000   American Tower Corp. (C)(H)
               7.000%, due 10/15/17                               $      754,688
   1,000,000   Centennial Communications Corp. (G)
               11.110%, due 01/01/13                                   1,030,000
   1,000,000   Cincinnati Bell, Inc.
               8.375%, due 01/15/14                                      997,500
     700,000   Cincinnati Bell Tele Co.
               6.300%, due 12/01/28                                      612,500
   1,500,000   Citizens Communications Co.
               7.875%, due 01/15/27                                    1,462,500
     600,000   Level 3 Financing, Inc.
               8.750%, due 02/15/17                                      579,000
   1,500,000   Nordic Telephone Co. Holdings ApS (C)(D)
               8.875%, due 05/01/16                                    1,582,500
     500,000   PAETEC Holding Corp. (C)
               9.500%, due 07/15/15                                      500,000
     750,000   Qwest Communications
               International, Inc. (G)(O)
               9.058%, due 02/15/09                                      757,500
   1,000,000   Qwest Communications
               International,
               Inc., Series B
               7.500%, due 02/15/14                                    1,012,500
     500,000   Windstream Corp.
               8.625%, due 08/01/16                                      533,125
   1,000,000   Windstream Corp.
               7.000%, due 03/15/19                                      975,000
                                                                  --------------
                                                                      10,796,813
                                                                  --------------
               TRANSPORTATION - 1.23%
     250,000   Bristow Group, Inc. (C)
               7.500%, due 09/15/17                                      255,000
     500,000   CHC Helicopter Corp. (D)
               7.375%, due 05/01/14                                      475,000
     755,000   Gulfmark Offshore, Inc.
               7.750%, due 07/15/14                                      758,775
     400,000   Hornbeck Offshore Services, Inc.,
               Series B
               6.125%, due 12/01/14                                      374,000
                                                                  --------------
                                                                       1,862,775
                                                                  --------------
               UTILITIES - 5.07%
   1,500,000   Dynegy Holdings, Inc.
               8.375%, due 05/01/16                                    1,507,500
   1,000,000   Edison Mission Energy (C)
               7.200%, due 05/15/19                                      985,000
   1,000,000   Edison Mission Energy (C)
               7.625%, due 05/15/27                                      965,000
     500,000   El Paso Corp.
               7.000%, due 06/15/17                                      507,692
   1,000,000   Ferrellgas Partners L.P./
               Ferrellgas Partners Finance
               8.750%, due 06/15/12                                    1,025,000
     750,000   Inergy L.P./Inergy Finance Corp.
               6.875%, due 12/15/14                                      723,750

                                                                       Value
  Par Value                                                          (Note 1)
------------                                                      --------------
               UTILITIES (CONTINUED)
$  1,500,000   NRG Energy, Inc.
               7.375%, due 02/01/16                               $    1,503,750
     500,000   Suburban Propane Partners L.P./
               Suburban Energy Finance Corp. (O)
               6.875%, due 12/15/13                                      487,500
                                                                  --------------
                                                                       7,705,192
                                                                  --------------
               TOTAL CORPORATE NOTES AND BONDS
               (Cost $146,495,141)                                   144,638,256
                                                                  --------------

   Shares
------------
INVESTMENT COMPANY - 3.46%
   5,261,297   SSgA Prime Money Market Fund (N)                   $    5,261,297
                                                                  --------------
               TOTAL INVESTMENT COMPANY
               (Cost $5,261,297)                                       5,261,297
                                                                  --------------
COLLATERAL FOR SECURITIES ON LOAN - 13.93%
  21,161,097   State Street Navigator Securities Lending
               Prime Portfolio (I)                                    21,161,097
                                                                  --------------
               TOTAL COLLATERAL FOR SECURITIES ON LOAN
               (Cost $21,161,097)                                     21,161,097
                                                                  --------------
TOTAL INVESTMENTS - 112.57%
(Cost $172,917,535**)                                                171,060,650
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (12.57)%                          (19,102,187)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  151,958,463
                                                                  ==============

----------
**   Aggregate cost for Federal tax purposes was $172,984,140.

(B) Represents a security with a specified coupon until a predetermined date, at which time the stated rate is adjusted to a new contract rate.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 6.50% of total net assets.

(G) Floating rate or variable rate note. Rate shown is as of September 30, 2007.

(H) Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.

(I) Represents investments of cash collateral received in connection with securities lending.

(N) Security segregated for forward or when-issued purchase commitments outstanding as of September 30, 2007.

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

(O)  All (or portion of security) on loan.

(P)  Convertible.

PLC  Public Limited Company.

REIT Real Estate Investment Trust.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
COMMON STOCKS - 46.58%
               CONSUMER DISCRETIONARY - 1.79%
      70,100   Carnival Corp.                                     $    3,394,943
      87,800   Genuine Parts Co.                                       4,390,000
     132,700   Home Depot, Inc.                                        4,304,788
                                                                  --------------
                                                                      12,089,731
                                                                  --------------
               CONSUMER STAPLES - 7.72%
     165,000   Altria Group, Inc.                                     11,472,450
     122,500   Anheuser-Busch Cos., Inc.                               6,123,775
      42,000   Clorox Co.                                              2,561,580
     151,200   Coca-Cola Co./The                                       8,689,464
     100,500   Kimberly-Clark Corp.                                    7,061,130
      94,018   Kraft Foods, Inc., Class A                              3,244,561
      46,000   PepsiCo, Inc.                                           3,369,960
      51,000   Procter & Gamble Co.                                    3,587,340
      82,000   SYSCO Corp.                                             2,918,380
      72,000   Wal-Mart Stores, Inc.                                   3,142,800
                                                                  --------------
                                                                      52,171,440
                                                                  --------------
               ENERGY - 4.09%
     109,400   BP PLC, ADR                                             7,586,890
     118,500   Chevron Corp.                                          11,089,230
     102,400   ConocoPhillips                                          8,987,648
                                                                  --------------
                                                                      27,663,768
                                                                  --------------
               FINANCIALS - 11.75%
      85,514   Allstate Corp./The                                      4,890,546
     277,996   Bank of America Corp.                                  13,974,859
      57,700   BB&T Corp. (O)                                          2,330,503
     326,005   Citigroup, Inc.                                        15,214,653
     119,000   Federal Home Loan Mortgage Corp.                        7,022,190
      26,500   Hartford Financial Services Group, Inc.                 2,452,575
     132,054   JPMorgan Chase & Co.                                    6,050,714
     293,100   US Bancorp (O)                                          9,534,543
     174,300   Wachovia Corp.                                          8,741,145
     257,000   Wells Fargo & Co.                                       9,154,340
                                                                  --------------
                                                                      79,366,068
                                                                  --------------
               HEALTH CARE - 7.67%
      88,800   Abbott Laboratories                                     4,761,456
     234,000   Bristol-Myers Squibb Co.                                6,743,880
     109,000   Eli Lilly & Co.                                         6,205,370
     221,000   Johnson & Johnson                                      14,519,700
     138,700   Merck & Co., Inc.                                       7,169,403
     507,019   Pfizer, Inc.                                           12,386,474
                                                                  --------------
                                                                      51,786,283
                                                                  --------------
               INDUSTRIALS - 4.61%
      38,400   3M Co.                                                  3,593,472
      67,000   Emerson Electric Co.                                    3,565,740
     417,000   General Electric Co.                                   17,263,800
      32,500   Pitney Bowes, Inc.                                      1,476,150
      70,000   United Parcel Service, Inc.,
               Class B (O)                                             5,257,000
                                                                  --------------
                                                                      31,156,162
                                                                  --------------

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
               INFORMATION TECHNOLOGY - 1.41%
      34,500   Automatic Data Processing, Inc.                    $    1,584,585
     191,000   Intel Corp.                                             4,939,260
      73,000   Paychex, Inc.                                           2,993,000
                                                                  --------------
                                                                       9,516,845
                                                                  --------------
               MATERIALS - 2.32%
      69,500   Dow Chemical Co./The (O)                                2,992,670
      90,600   E.I. Du Pont de Nemours & Co.                           4,490,136
     113,600   Weyerhaeuser Co. (O)                                    8,213,280
                                                                  --------------
                                                                      15,696,086
                                                                  --------------
               TELECOMMUNICATION SERVICES - 2.97%
     238,715   AT&T, Inc.                                             10,100,032
     225,000   Verizon Communications, Inc.                            9,963,000
                                                                  --------------
                                                                      20,063,032
                                                                  --------------
               UTILITIES - 2.25%
      31,100   Ameren Corp.                                            1,632,750
      75,000   Consolidated Edison, Inc. (O)                           3,472,500
     164,000   Duke Energy Corp.                                       3,065,160
      24,400   FirstEnergy Corp.                                       1,545,496
      32,000   Progress Energy, Inc. (O)                               1,499,200
     110,000   Southern Co. (O)                                        3,990,800
                                                                  --------------
                                                                      15,205,906
                                                                  --------------
               TOTAL COMMON STOCKS
               (Cost $268,597,637)                                   314,715,321
                                                                  --------------
COMMON STOCK UNIT - 0.50%
               FINANCIALS - 0.50%
      38,000   AllianceBernstein Holding L.P. (O)                      3,346,660
                                                                  --------------
               TOTAL COMMON STOCK UNIT
               (Cost $3,229,736)                                       3,346,660
                                                                  --------------

  Par Value
------------
ASSET BACKED - 1.22%
$    599,648   ABSC Long Beach Home Equity Loan Trust,
               Series 2000-LB1, Class AF5 (M)
               8.550%, due 09/21/30                                      598,037
     925,459   Ameriquest Mortgage Securities Inc.,
               Series 2004-FR1, Class M2 (M)
               5.207%, due 05/25/34                                      859,597
   1,975,000   CarMax Auto Owner Trust,
               Series 2007-2, Class B
               5.370%, due 03/15/13                                    1,947,159
   1,382,903   CIT Group Home Equity Loan Trust,
               Series 2002-2, Class BF (M)
               6.830%, due 06/25/33                                      909,838
   1,120,000   GMAC Mortgage Corp. Loan Trust,
               Series 2004-HE2, Class M1
               3.950%, due 10/25/33                                    1,043,928
     853,660   Green Tree Financial Corp.,
               Series 1998-2, Class A6 (G)
               6.810%, due 12/01/27                                      843,509

              See accompanying Notes to Portfolios of Investments.

DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
  Par Value                                                          (Note 1)
------------                                                      --------------
ASSET BACKED (CONTINUED)
$  1,923,238   GSAMP Trust,
               Series 2006-S5, Class M5 (E)(M)
               7.488%, due 09/25/36                               $           --
   1,025,000   Renaissance Home Equity Loan Trust,
               Series 2005-4, Class M9 (M)
               7.000%, due 02/25/36                                      700,391
     128,535   Residential Asset Mortgage
               Products, Inc.,
               Series 2003-RS9, Class AI5 (G)
               4.990%, due 03/25/31                                      128,012
     437,975   Soundview Home Equity Loan Trust,
               Series 2005-B, Class M6 (M)
               6.175%, due 05/25/35                                      395,056
   1,045,000   Wells Fargo Home Equity Trust,
               Series 2004-2, Class M8A (C)(G)
               8.131%, due 05/25/34                                      802,954
                                                                  --------------
               TOTAL ASSET BACKED
               (Cost $11,309,316)                                      8,228,481
                                                                  --------------

COMMERCIAL MORTGAGE BACKED - 4.63%
     786,987   Bear Stearns Commercial Mortgage Securities,
               Series 2001-TOP4, Class A1
               5.060%, due 11/15/16                                      786,462
   1,815,000   Bear Stearns Commercial Mortgage Securities,
               Series 2003-T10, Class E (C)(G)
               5.540%, due 03/13/40                                    1,738,893
     244,903   Bear Stearns Commercial Mortgage Securities,
               Series 2004-T16, Class A2
               3.700%, due 02/13/46                                      243,102
   1,325,000   Bear Stearns Commercial Mortgage Securities,
               Series 2004-T16, Class A6 (G)
               4.750%, due 02/13/46                                    1,268,085
     765,000   Bear Stearns Commercial Mortgage Securities,
               Series 2005-T20, Class F (C)(G)
               5.155%, due 10/12/42                                      684,492
   3,076,092   GMAC Commercial Mortgage Securities, Inc.,
               Series 2000-C1, Class A2 (G)
               7.724%, due 03/15/33                                    3,225,708
   2,100,000   Government National Mortgage Association,
               Series 2004-43, Class C (G)
               5.008%, due 12/16/25                                    2,076,058
   1,400,000   Greenwich Capital Commercial Funding Corp.,
               Series 2004-GG1, Class A7 (G)
               5.317%, due 06/10/36                                    1,390,348
   2,900,000   LB-UBS Commercial Mortgage Trust,
               Series 2004-C1, Class A2
               3.624%, due 01/15/29                                    2,839,542
   1,600,000   LB-UBS Commercial Mortgage Trust,
               Series 2004-C8, Class A6 (G)
               4.799%, due 12/15/29                                    1,539,983
   2,600,000   Morgan Stanley Capital I,
               Series 2004-HQ4, Class A7
               4.970%, due 04/14/40                                    2,524,331
   2,500,000   Morgan Stanley Capital I,
               Series 2004-T13, Class A3
               4.390%, due 09/13/45                                    2,420,827

                                                                       Value
  Par Value                                                          (Note 1)
------------                                                      --------------
COMMERCIAL MORTGAGE BACKED (CONTINUED)
$  2,710,000   Morgan Stanley Capital I,
               Series 2006-IQ12, Class ANM
               5.310%, due 12/15/43                               $    2,697,840
   2,690,000   Multi Security Asset Trust,
               Series 2005-RR4A, Class H (C)(G)
               5.880%, due 11/28/35                                    2,556,975
     775,000   Multi Security Asset Trust,
               Series 2005-RR4A, Class J (C)(G)
               5.880%, due 11/28/35                                      716,030
     843,452   Wachovia Bank Commercial Mortgage Trust,
               Series 2003-C6, Class A1
               3.364%, due 08/15/35                                      833,060
   3,760,000   Wachovia Bank Commercial Mortgage Trust,
               Series 2003-C8, Class A2
               3.894%, due 11/15/35                                    3,710,338
                                                                  --------------
               TOTAL COMMERCIAL MORTGAGE BACKED
               (Cost $31,730,170)                                     31,252,074
                                                                  --------------
PRIVATE LABEL MORTGAGE BACKED - 1.31%
   2,367,664   Banc of America Alternative Loan Trust,
               Series 2005-12, Class 3CB1
               6.000%, due 01/25/36                                    2,351,303
   3,058,013   Banc of America Alternative Loan Trust,
               Series 2006-3, Class 2CB1
               6.000%, due 04/25/36                                    3,062,949
   3,405,763   Banc of America Alternative Loan Trust,
               Series 2006-4, Class 5CB1
               6.500%, due 05/25/46                                    3,455,292
                                                                  --------------
               TOTAL PRIVATE LABEL MORTGAGE BACKED
               (Cost $8,829,336)                                       8,869,544
                                                                  --------------
CORPORATE NOTES AND BONDS - 16.08%
               BEVERAGE/FOOD - 0.29%
   2,025,000   Kraft Foods, Inc.
               6.500%, due 11/01/31                                    1,991,020
                                                                  --------------
               CONSUMER DISCRETIONARY - 1.43%
   2,000,000   American Association of Retired Persons (C)
               7.500%, due 05/01/31                                    2,449,852
   1,500,000   Carnival Corp. (D)
               3.750%, due 11/15/07                                    1,497,121
   2,400,000   Centex Corp.
               4.875%, due 08/15/08                                    2,350,654
   1,850,000   Erac USA Finance Co. (C)
               6.700%, due 06/01/34                                    1,775,937
   1,600,000   Royal Caribbean Cruises, Ltd. (D)
               7.250%, due 06/15/16                                    1,576,618
                                                                  --------------
                                                                       9,650,182
                                                                  --------------
               CONSUMER STAPLES - 0.36%
   1,055,000   Diageo Capital PLC (D)
               5.500%, due 09/30/16                                    1,030,874
   1,400,000   Safeway, Inc.
               4.125%, due 11/01/08                                    1,389,268
                                                                  --------------
                                                                       2,420,142
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
  Par Value                                                          (Note 1)
------------                                                      --------------
CORPORATE NOTES AND BONDS (CONTINUED)
               ENERGY - 0.89%
  $2,000,000   Chesapeake Energy Corp.
               6.375%, due 06/15/15                               $    1,962,500
   1,500,000   ConocoPhillips
               6.650%, due 07/15/18                                    1,600,987
   1,150,000   Hess Corp.
               7.875%, due 10/01/29                                    1,321,830
   1,030,000   Transocean, Inc.
               7.500%, due 04/15/31                                    1,141,266
                                                                  --------------
                                                                       6,026,583
                                                                  --------------
               FINANCE - 2.49%
   1,500,000   American General Finance Corp., Series H
               4.625%, due 09/01/10                                    1,470,385
   1,115,000   American General Finance Corp.
               5.850%, due 06/01/13                                    1,112,189
   1,000,000   GE Insurance Solutions Corp.
               7.000%, due 02/15/26                                    1,061,759
     785,000   GE Insurance Solutions Corp.
               7.750%, due 06/15/30                                      902,416
   1,350,000   HSBC Finance Corp.
               6.500%, due 11/15/08                                    1,368,411
   1,735,000   Lehman Brothers Holdings, Inc.
               5.750%, due 01/03/17                                    1,667,420
   3,240,000   Nissan Motor Acceptance Corp. (C)
               5.625%, due 03/14/11                                    3,285,308
   2,000,000   Residential Capital LLC
               7.500%, due 04/17/13                                    1,615,000
   1,505,000   SLM Corp.
               5.125%, due 08/27/12                                    1,362,436
   2,000,000   US Bank NA/Cincinnati OH
               6.300%, due 02/04/14                                    2,070,228
     935,000   Western Union Co./The
               5.930%, due 10/01/16                                      922,212
                                                                  --------------
                                                                      16,837,764
                                                                  --------------
               FINANCIAL SERVICES - 0.38%
   2,400,000   National Rural Utilities
               Cooperative Finance Corp., Series C
               7.250%, due 03/01/12                                    2,560,726
                                                                  --------------
               FOOD & DRUG RETAILERS - 0.24%
   1,550,000   Medco Health Solutions, Inc.
               7.250%, due 08/15/13                                    1,633,213
                                                                  --------------
               HEALTH CARE - 1.63%
   3,950,000   Amgen, Inc. (C)
               5.850%, due 06/01/17                                    3,912,349
   1,200,000   Eli Lilly & Co.
               6.570%, due 01/01/16                                    1,284,245
     740,000   Genentech, Inc.
               5.250%, due 07/15/35                                      653,544
   1,220,000   Merck & Co., Inc.
               6.400%, due 03/01/28                                    1,250,631
   1,500,000   Quest Diagnostics, Inc.
               5.450%, due 11/01/15                                    1,444,002

                                                                       Value
  Par Value                                                          (Note 1)
------------                                                      --------------
               HEALTH CARE (CONTINUED)
$  1,400,000   WellPoint, Inc.
               5.000%, due 12/15/14                               $    1,332,740
   1,100,000   Wyeth
               6.500%, due 02/01/34                                    1,129,408
                                                                  --------------
                                                                      11,006,919
                                                                  --------------
               INDUSTRIALS - 1.90%
     350,000   Boeing Co. (O)
               8.625%, due 11/15/31                                      470,722
     620,000   Boeing Co.
               6.875%, due 10/15/43                                      687,753
   1,600,000   Daimler Finance North America LLC
               4.750%, due 01/15/08                                    1,595,541
   2,000,000   Deluxe Corp., Series B
               3.500%, due 10/01/07                                    2,000,000
     515,000   DR Horton, Inc.
               5.250%, due 02/15/15                                      431,145
   1,000,000   Ford Motor Credit Co. LLC
               5.800%, due 01/12/09                                      965,864
   1,450,000   GMAC LLC
               7.250%, due 03/02/11                                    1,405,652
   1,760,000   Overseas Shipholding Group, Inc.
               8.250%, due 03/15/13                                    1,815,000
   1,150,000   Waste Management, Inc.
               7.125%, due 12/15/17                                    1,213,366
   1,025,000   Westvaco Corp.
               8.200%, due 01/15/30                                    1,079,795
   1,170,000   WM Wrigley Jr. Co.
               4.300%, due 07/15/10                                    1,150,077
                                                                  --------------
                                                                      12,814,915
                                                                  --------------
               MEDIA - 0.89%
   1,780,000   Comcast Cable Communication
               Holdings, Inc.
               9.455%, due 11/15/22                                    2,263,610
   2,400,000   COX Enterprises, Inc. (C)
               4.375%, due 05/01/08                                    2,385,062
   1,315,000   Rogers Cable, Inc. (D)
               6.250%, due 06/15/13                                    1,331,856
                                                                  --------------
                                                                       5,980,528
                                                                  --------------
               PIPELINE - 0.34%
     775,000   Knight, Inc.
               7.250%, due 03/01/28                                      721,462
   1,600,000   Panhandle Eastern Pipe Line
               4.800%, due 08/15/08                                    1,587,752
                                                                  --------------
                                                                       2,309,214
                                                                  --------------
               REAL ESTATE INVESTMENT TRUSTS - 0.85%
   2,685,000   Equity One, Inc.
               3.875%, due 04/15/09                                    2,626,754
   2,400,000   Nationwide Health Properties, Inc., Series D
               8.250%, due 07/01/12                                    2,629,320
     530,000   Simon Property Group L.P.
               5.875%, due 03/01/17                                      518,191
                                                                  --------------
                                                                       5,774,265
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
  Par Value                                                          (Note 1)
------------                                                      --------------
CORPORATE NOTES AND BONDS (CONTINUED)
               TELECOMMUNICATIONS - 0.57%
$  1,600,000   CenturyTel, Inc., Series F
               6.300%, due 01/15/08                               $    1,602,285
     960,000   Cisco Systems, Inc.
               5.500%, due 02/22/16                                      953,581
   1,325,000   Sprint Nextel Corp.
               6.000%, due 12/01/16                                    1,272,696
                                                                  --------------
                                                                       3,828,562
                                                                  --------------
               TRANSPORTATION - 0.53%
   1,365,000   Burlington Northern Santa Fe Corp.
               8.125%, due 04/15/20                                    1,568,363
     957,000   Norfolk Southern Corp.
               5.590%, due 05/17/25                                      878,550
   1,050,000   Norfolk Southern Corp.
               7.050%, due 05/01/37                                    1,127,114
                                                                  --------------
                                                                       3,574,027
                                                                  --------------
               UTILITIES - 3.29%
   1,250,000   Consumers Energy Co.
               5.650%, due 04/15/20                                    1,208,712
   2,000,000   Energy East Corp.
               8.050%, due 11/15/10                                    2,165,588
   1,300,000   Illinois Power Co.
               7.500%, due 06/15/09                                    1,337,032
   1,555,000   Indianapolis Power & Light Co. (C)
               6.050%, due 10/01/36                                    1,476,200
   4,000,000   Midamerican Energy Co.
               5.650%, due 07/15/12                                    4,072,132
   1,600,000   Nevada Power Co., Series R
               6.750%, due 07/01/37                                    1,608,387
   1,460,000   New York State Electric & Gas Corp.
               4.375%, due 11/15/07                                    1,457,321
   1,365,000   Pacific Gas & Electric Co.
               6.050%, due 03/01/34                                    1,340,554
   2,000,000   Progress Energy, Inc.
               7.750%, due 03/01/31                                    2,304,250
     474,000   Sierra Pacific Power Co., Series M
               6.000%, due 05/15/16                                      463,724
   1,500,000   Southern Power Co./GA, Series B
               6.250%, due 07/15/12                                    1,542,351
     835,000   Southwestern Electric Power Co., Series E
               5.550%, due 01/15/17                                      806,796
   2,400,000   Westar Energy, Inc.
               6.000%, due 07/01/14                                    2,429,026
                                                                  --------------
                                                                      22,212,073
                                                                  --------------
               TOTAL CORPORATE NOTES AND BONDS
               (Cost $110,430,074)                                   108,620,133
                                                                  --------------

                                                                       Value
  Par Value                                                          (Note 1)
------------                                                      --------------
MORTGAGE BACKED - 15.09%
               FEDERAL HOME LOAN MORTGAGE CORP. - 1.52%
$     98,625   8.000%, due 06/01/30 Pool # C01005                 $      104,506
     425,217   6.500%, due 01/01/32 Pool # C62333                        435,751
     107,474   6.500%, due 03/01/32 Pool # C65648                        110,033
   4,331,951   5.000%, due 07/01/33 Pool # A11325                      4,146,577
     487,729   6.000%, due 10/01/34 Pool # A28439                        489,364
     423,515   6.000%, due 10/01/34 Pool # A28598                        424,934
     326,052   5.000%, due 04/01/35 Pool # A32314                        311,532
     669,181   5.000%, due 04/01/35 Pool # A32315                        639,380
     528,749   5.000%, due 04/01/35 Pool # A32316                        505,202
     276,463   5.000%, due 04/01/35 Pool # A32509                        264,151
   2,963,329   5.000%, due 01/01/37 Pool # A56371                      2,827,471
                                                                  --------------
                                                                      10,258,901
                                                                  --------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.54%
   1,609,397   4.000%, due 04/01/15 Pool # 255719                      1,562,295
   1,751,301   5.500%, due 04/01/16 Pool # 745444                      1,752,699
     421,188   6.000%, due 05/01/16 Pool # 582558                        427,750
   2,552,387   5.000%, due 12/01/17 Pool # 672243                      2,511,258
   2,492,471   4.500%, due 09/01/20 Pool # 835465                      2,400,481
     476,868   6.000%, due 05/01/21 Pool # 253847                        482,319
      88,501   7.000%, due 12/01/29 Pool # 762813                         92,102
     241,021   7.000%, due 11/01/31 Pool # 607515                        250,988
       2,885   7.000%, due 04/01/32 Pool # 641518                          3,002
     234,283   7.000%, due 05/01/32 Pool # 644591                        243,972
   1,443,005   6.500%, due 06/01/32 Pool # 545691                      1,477,875
   1,286,368   6.500%, due 09/01/33 Pool # 737582                      1,316,334
   1,820,334   5.500%, due 10/01/33 Pool # 254904                      1,788,086
   6,678,408   5.500%, due 11/01/33 Pool # 555880                      6,560,097
   4,962,794   5.000%, due 05/01/34 Pool # 780890                      4,746,451
      41,397   7.000%, due 07/01/34 Pool # 792636                         42,886
     733,162   5.500%, due 08/01/34 Pool # 793647                        719,594
   3,237,836   5.500%, due 03/01/35 Pool # 815976                      3,175,261
   1,616,524   5.500%, due 07/01/35 Pool # 825283                      1,585,283
   1,049,421   5.500%, due 08/01/35 Pool # 826872                      1,029,139
   1,600,859   5.000%, due 09/01/35 Pool # 820347                      1,529,524
   1,678,744   5.000%, due 09/01/35 Pool # 835699                      1,603,937
   2,183,889   5.000%, due 10/01/35 Pool # 797669                      2,086,573
   2,023,731   5.500%, due 10/01/35 Pool # 836912                      1,984,620
   2,278,736   5.000%, due 12/01/35 Pool # 850561                      2,177,194
   3,952,047   5.500%, due 12/01/35 Pool # 844583                      3,875,668
     869,084   5.500%, due 02/01/36 Pool # 851330                        852,287
   2,948,343   5.500%, due 09/01/36 Pool # 831820                      2,888,402
   4,268,734   6.000%, due 09/01/36 Pool # 831741                      4,275,841
     962,544   5.500%, due 10/01/36 Pool # 896340                        942,975
   4,057,169   5.500%, due 10/01/36 Pool # 901723                      3,974,686
   2,739,436   6.500%, due 10/01/36 Pool # 894118                      2,789,705
   3,343,223   6.000%, due 11/01/36 Pool # 902510                      3,353,539
   3,835,295   5.500%, due 12/01/36 Pool # 902853                      3,757,323
   3,767,196   5.500%, due 12/01/36 Pool # 903059                      3,690,608
   3,821,074   5.500%, due 12/01/36 Pool # 907512                      3,743,390
   3,722,366   5.500%, due 12/01/36 Pool # 907635                      3,646,689
   3,419,844   6.000%, due 12/01/36 Pool # 903002                      3,425,539
   3,106,707   5.500%, due 01/01/37 Pool # 906268                      3,043,547
   2,877,282   5.500%, due 05/01/37 Pool # 899323                      2,818,291
   2,902,099   5.500%, due 07/01/37 Pool # 938197                      2,842,600
                                                                  --------------
                                                                      91,470,810
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
  Par Value                                                          (Note 1)
------------                                                      --------------
MORTGAGE BACKED (CONTINUED)
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.03%
$    223,189   6.500%, due 04/20/31 Pool # 003068                 $      228,432
                                                                  --------------
               TOTAL MORTGAGE BACKED
               (Cost $103,106,723)                                   101,958,143
                                                                  --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 11.92%
               FEDERAL HOME LOAN MORTGAGE CORP. (O) - 0.50%
   3,400,000   4.500%, due 01/15/14                                    3,350,228
                                                                  --------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.58%
   2,400,000   3.800%, due 01/18/08  (O)                               2,391,859
   2,250,000   4.000%, due 09/02/08  (O)                               2,237,319
     750,000   5.250%, due 08/01/12                                      765,307
   2,400,000   4.625%, due 10/15/14  (O)                               2,371,697
   2,500,000   6.625%, due 11/15/30  (O)                               2,945,785
                                                                  --------------
                                                                      10,711,967
                                                                  --------------
               U.S. TREASURY BONDS (O) - 1.90%
  10,570,000   6.625%, due 02/15/27                                   12,845,023
                                                                  --------------
               U.S. TREASURY NOTES (O) - 7.94%
   1,725,000   4.625%, due 02/29/08                                    1,728,234
   1,795,000   4.875%, due 04/30/08                                    1,802,291
   5,175,000   3.000%, due 02/15/09                                    5,106,675
     700,000   2.625%, due 03/15/09                                      686,820
   1,400,000   4.875%, due 05/31/09                                    1,420,563
   3,250,000   3.875%, due 05/15/10                                    3,240,604
     670,000   3.875%, due 09/15/10                                      667,383
     500,000   4.500%, due 11/15/10                                      506,836
     500,000   4.750%, due 03/31/11                                      510,938
   4,900,000   4.875%, due 04/30/11                                    5,026,709
   6,150,000   4.625%, due 12/31/11                                    6,257,625
   3,400,000   4.625%, due 02/29/12                                    3,460,296
   3,000,000   4.875%, due 06/30/12                                    3,083,907
   5,500,000   4.000%, due 11/15/12                                    5,453,591
   1,980,000   3.625%, due 05/15/13                                    1,918,588
     310,000   4.000%, due 02/15/14                                      304,236
   7,550,000   4.500%, due 02/15/16                                    7,551,178
   1,100,000   4.625%, due 02/15/17                                    1,105,070
   3,830,000   4.500%, due 05/15/17                                    3,808,456
                                                                  --------------
                                                                      53,640,000
                                                                  --------------
               TOTAL U.S. GOVERNMENT AND
               AGENCY OBLIGATIONS
               (Cost $79,179,173)                                     80,547,218
                                                                  --------------

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
INVESTMENT COMPANIES - 2.21%
           1   Columbia Funds Series Trust -
               Columbia Cash Reserves                             $            1
           1   JPMorgan Prime Money Market Fund                                1
  14,960,112   SSgA Prime Money Market Fund                           14,960,112
                                                                  --------------
               TOTAL INVESTMENT COMPANIES
               (Cost $14,960,114)                                     14,960,114
                                                                  --------------
COLLATERAL FOR SECURITIES ON LOAN - 15.20%
 102,724,725   State Street Navigator Securities
               Lending Prime Portfolio (I)                           102,724,725
                                                                  --------------
               TOTAL COLLATERAL FOR SECURITIES ON LOAN
               (Cost $102,724,725)                                   102,724,725
                                                                  --------------
TOTAL INVESTMENTS - 114.74%
(Cost $734,097,004**)                                                775,222,413
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (14.74)%                         (99,591,754)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  675,630,659
                                                                  ==============

----------
**   Aggregate cost for Federal tax purposes was $734,838,239.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.80% of total net assets.

(E)  In Default. Issuer is bankrupt.

(G) Floating rate or variable rate note. Rate shown is as of September 30, 2007.

(I) Represents investments of cash collateral received in connection with securities lending.

(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(O)  All (or portion of security) on loan.

ADR  American Depositary Receipt.

PLC  Public Limited Company.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
COMMON STOCKS - 99.81%
               CONSUMER DISCRETIONARY - 7.36%
     105,400   CBS Corp., Class B                                 $    3,320,100
     514,642   Comcast Corp., Class A (O)*                            12,444,044
     120,200   Eastman Kodak Co. (O)                                   3,216,552
     300,600   Gap, Inc./The                                           5,543,064
      95,100   General Motors Corp.                                    3,490,170
     186,900   Home Depot, Inc.                                        6,063,036
      24,000   Kohl's Corp. *                                          1,375,920
     180,700   Lowe's Cos., Inc. (O)                                   5,063,214
      80,700   Macy's, Inc.                                            2,608,224
     169,539   McDonald's Corp.                                        9,234,789
     245,400   News Corp., Class A                                     5,396,346
      68,000   Nike, Inc., Class B (O)                                 3,988,880
      69,400   Omnicom Group, Inc.                                     3,337,446
      51,900   Sears Holdings Corp. (O)*                               6,601,680
      70,600   Tiffany & Co.                                           3,695,910
     853,900   Time Warner, Inc.                                      15,677,604
     116,200   Viacom, Inc., Class B *                                 4,528,314
      97,800   Walt Disney Co./The                                     3,363,342
                                                                  --------------
                                                                      98,948,635
                                                                  --------------
               CONSUMER STAPLES - 7.87%
     235,700   Altria Group, Inc.                                     16,388,221
     111,100   Archer-Daniels-Midland Co.                              3,675,188
      56,100   Clorox Co.                                              3,421,539
     158,700   Coca-Cola Co./The                                       9,120,489
      80,600   Costco Wholesale Corp.                                  4,946,422
     173,300   CVS Caremark Corp.                                      6,867,879
      58,900   General Mills, Inc.                                     3,416,789
      70,900   HJ Heinz Co.                                            3,275,580
      36,700   Kellogg Co.                                             2,055,200
      45,300   Kimberly-Clark Corp.                                    3,182,778
     354,257   Kraft Foods, Inc., Class A                             12,225,409
     382,700   Procter & Gamble Co.                                   26,919,118
     234,800   Wal-Mart Stores, Inc.                                  10,249,020
                                                                  --------------
                                                                     105,743,632
                                                                  --------------
               ENERGY - 14.86%
      76,600   Anadarko Petroleum Corp.                                4,117,250
     114,200   Apache Corp.                                           10,284,852
     419,346   Chevron Corp.                                          39,242,399
     335,300   ConocoPhillips                                         29,429,281
     144,000   Devon Energy Corp.                                     11,980,800
      67,900   EOG Resources, Inc.                                     4,911,207
     683,500   Exxon Mobil Corp.                                      63,264,760
     175,200   Marathon Oil Corp.                                      9,989,904
     216,000   Occidental Petroleum Corp.                             13,841,280
      32,000   Schlumberger, Ltd.                                      3,360,000
     105,650   Spectra Energy Corp.                                    2,586,312
      45,200   Valero Energy Corp.                                     3,036,536
     107,800   Williams Cos., Inc.                                     3,671,668
                                                                  --------------
                                                                     199,716,249
                                                                  --------------
               FINANCIALS - 31.12%
     111,700   ACE, Ltd.                                               6,765,669
     141,026   Allstate Corp./The                                      8,065,277
      33,300   American Capital Strategies, Ltd. (O)                   1,422,909

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
               FINANCIALS (CONTINUED)
     370,700   American International Group, Inc.                 $   25,077,855
      54,400   Ameriprise Financial, Inc.                              3,433,184
      90,200   AON Corp.                                               4,041,862
      45,000   Archstone-Smith Trust, REIT                             2,706,300
      11,600   AvalonBay Communities, Inc., REIT                       1,369,496
     849,542   Bank of America Corp.                                  42,706,476
     154,600   Bank of New York Mellon Corp./The                       6,824,044
     131,700   BB&T Corp.                                              5,319,363
      13,000   Boston Properties, Inc., REIT                           1,350,700
      39,200   Capital One Financial Corp.                             2,604,056
      77,100   Chubb Corp.                                             4,135,644
     848,114   Citigroup, Inc.                                        39,581,481
      79,450   Discover Financial Services *                           1,652,560
      55,100   Equity Residential, REIT                                2,334,036
      88,800   Federal Home Loan Mortgage Corp.                        5,240,088
     192,400   Federal National Mortgage Association                  11,699,844
      51,800   General Growth Properties, Inc., REIT (O)               2,777,516
      40,600   Goldman Sachs Group, Inc./The                           8,799,644
      98,500   Hartford Financial Services Group, Inc.                 9,116,175
     119,800   Host Hotels & Resorts, Inc., REIT                       2,688,312
     584,688   JPMorgan Chase & Co.                                   26,790,404
     125,300   Keycorp (O)                                             4,050,949
      47,600   Kimco Realty Corp., REIT                                2,151,996
      44,300   Legg Mason, Inc.                                        3,734,047
      93,600   Lehman Brothers Holdings, Inc.                          5,777,928
      72,800   Lincoln National Corp.                                  4,802,616
      69,200   Loews Corp.                                             3,345,820
      29,000   M&T Bank Corp. (O)                                      3,000,050
      90,400   Marshall & Ilsley Corp.                                 3,956,808
     115,400   Merrill Lynch & Co., Inc.                               8,225,712
     122,500   MetLife, Inc.                                           8,541,925
     172,400   Morgan Stanley                                         10,861,200
     151,500   National City Corp. (O)                                 3,801,135
      69,100   Principal Financial Group, Inc.                         4,359,519
      35,700   Prologis, REIT                                          2,368,695
     110,700   Prudential Financial, Inc.                             10,802,106
      84,723   Regions Financial Corp. (O)                             2,497,634
      29,700   Simon Property Group, Inc., REIT                        2,970,000
      26,700   SL Green Realty Corp., REIT                             3,117,759
      21,200   State Street Corp.                                      1,444,992
     104,300   SunTrust Banks, Inc.                                    7,892,381
     188,900   Travelers Cos., Inc./The                                9,509,226
     232,200   Unum Group (O)                                          5,681,934
     416,500   US Bancorp                                             13,548,745
      51,500   Vornado Realty Trust, REIT                              5,631,525
     426,300   Wachovia Corp.                                         21,378,945
      88,000   Washington Mutual, Inc.                                 3,107,280
     765,800   Wells Fargo & Co.                                      27,277,796
      75,300   XL Capital, Ltd., Class A                               5,963,760
      29,900   Zions Bancorporation (O)                                2,053,233
                                                                  --------------
                                                                     418,358,611
                                                                  --------------
               HEALTH CARE - 7.18%
      58,100   Abbott Laboratories                                     3,115,322
      27,700   Aetna, Inc.                                             1,503,279
      59,700   Amgen, Inc. *                                           3,377,229
     116,300   Boston Scientific Corp. *                               1,622,385

              See accompanying Notes to Portfolios of Investments.

LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
COMMON STOCKS (CONTINUED)
               HEALTH CARE (CONTINUED)
      68,200   Cardinal Health, Inc.                              $    4,264,546
      66,675   Covidien, Ltd. *                                        2,767,012
      91,000   Eli Lilly & Co.                                         5,180,630
     390,900   Johnson & Johnson                                      25,682,130
      19,700   Medco Health Solutions, Inc. *                          1,780,683
     157,300   Merck & Co., Inc.                                       8,130,837
   1,090,800   Pfizer, Inc.                                           26,648,244
      40,100   Thermo Fisher Scientific, Inc. *                        2,314,572
      77,200   WellPoint, Inc. *                                       6,092,624
      91,000   Wyeth                                                   4,054,050
                                                                  --------------
                                                                      96,533,543
                                                                  --------------
               INDUSTRIALS - 10.67%
      44,000   3M Co.                                                  4,117,520
      38,000   Cooper Industries, Ltd., Class A                        1,941,420
      47,500   CSX Corp.                                               2,029,675
      33,900   Deere & Co.                                             5,031,438
      27,300   Dover Corp.                                             1,390,935
      65,700   Eaton Corp.                                             6,506,928
      54,100   Emerson Electric Co.                                    2,879,202
      88,900   General Dynamics Corp.                                  7,509,383
   1,624,100   General Electric Co.                                   67,237,740
      62,400   Honeywell International, Inc.                           3,710,928
      63,500   Ingersoll-Rand Co., Ltd., Class A                       3,458,845
      64,100   Masco Corp.                                             1,485,197
      73,900   Norfolk Southern Corp.                                  3,836,149
      55,100   Parker Hannifin Corp.                                   6,161,833
      64,900   Raytheon Co.                                            4,141,918
     130,000   Southwest Airlines Co.                                  1,924,000
     103,175   Tyco International, Ltd.                                4,574,780
      23,800   Union Pacific Corp.                                     2,690,828
      92,400   United Technologies Corp.                               7,436,352
     143,600   Waste Management, Inc.                                  5,419,464
                                                                  --------------
                                                                     143,484,535
                                                                  --------------
               INFORMATION TECHNOLOGY - 4.32%
      85,600   Adobe Systems, Inc. *                                   3,737,296
      85,400   Automatic Data Processing, Inc.                         3,922,422
      92,000   Computer Sciences Corp. (O)*                            5,142,800
     232,400   EMC Corp./Massachusetts *                               4,833,920
      76,135   Hewlett-Packard Co.                                     3,790,762
      87,800   International Business Machines Corp.                  10,342,840
      36,000   Lexmark International, Inc., Class A (C)*               1,495,080
     122,300   Maxim Integrated Products, Inc.                         3,589,505
     499,200   Motorola, Inc.                                          9,250,176
      48,200   Novellus Systems, Inc. *                                1,313,932
      37,800   SanDisk Corp. *                                         2,082,780
     164,600   Symantec Corp. *                                        3,189,948
      40,075   Tyco Electronics, Ltd.                                  1,419,857
     233,000   Xerox Corp. *                                           4,040,220
                                                                  --------------
                                                                      58,151,538
                                                                  --------------
               MATERIALS - 3.78%
      69,800   Air Products & Chemicals, Inc.                          6,823,648
     178,900   Alcoa, Inc.                                             6,998,568
     218,100   Dow Chemical Co./The                                    9,391,386

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
               MATERIALS (CONTINUED)
     134,400   E.I. Du Pont de Nemours & Co.                      $    6,660,864
      40,596   Freeport-McMoRan Copper & Gold, Inc.                    4,258,114
      37,700   International Paper Co.                                 1,352,299
      70,200   Nucor Corp.                                             4,174,794
      54,500   PPG Industries, Inc.                                    4,117,475
      97,000   Weyerhaeuser Co.                                        7,013,100
                                                                  --------------
                                                                      50,790,248
                                                                  --------------
               TELECOMMUNICATION SERVICES - 6.80%
      49,100   Alltel Corp.                                            3,421,288
   1,227,387   AT&T, Inc.                                             51,930,744
     382,400   Sprint Nextel Corp.                                     7,265,600
      99,800   TELUS Corp.                                             5,603,770
     409,935   Verizon Communications, Inc.                           18,151,922
     355,163   Windstream Corp. (O)                                    5,014,901
                                                                  --------------
                                                                      91,388,225
                                                                  --------------
               UTILITIES - 5.85%
      76,200   American Electric Power Co., Inc.                       3,511,296
      43,200   Consolidated Edison, Inc.                               2,000,160
      50,800   Dominion Resources, Inc./VA                             4,282,440
     225,400   Duke Energy Corp.                                       4,212,726
     136,100   Edison International                                    7,546,745
      74,800   Entergy Corp.                                           8,100,092
      63,800   Exelon Corp.                                            4,807,968
      60,100   FirstEnergy Corp.                                       3,806,734
     153,900   FPL Group, Inc.                                         9,369,432
     108,900   Mirant Corp. *                                          4,430,052
      60,600   NSTAR                                                   2,109,486
     182,400   PG&E Corp.                                              8,718,720
      43,200   Progress Energy, Inc.                                   2,023,920
      48,100   Public Service Enterprise Group, Inc.                   4,232,319
      22,800   Sempra Energy                                           1,325,136
     148,800   Southern Co.                                            5,398,464
      21,900   TXU Corp.                                               1,499,493
      61,700   Xcel Energy, Inc.                                       1,329,018
                                                                  --------------
                                                                      78,704,201
                                                                  --------------
               TOTAL COMMON STOCKS
               (Cost $1,023,424,102)                               1,341,819,417
                                                                  --------------
INVESTMENT COMPANIES - 0.01%
           1   Columbia Funds Series Trust -
               Columbia Cash Reserves                                          1
           2   JPMorgan Prime Money Market Fund                                2
     148,312   SSgA Prime Money Market Fund                              148,312
                                                                  --------------
               TOTAL INVESTMENT COMPANIES
               (Cost $148,315)                                           148,315
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
COLLATERAL FOR SECURITIES ON LOAN - 2.62%
  35,239,809   State Street Navigator Securities
               Lending Prime Portfolio (I)                        $   35,239,809
                                                                  --------------
               TOTAL COLLATERAL FOR SECURITIES ON LOAN
               (Cost $35,239,809)                                     35,239,809
                                                                  --------------
TOTAL INVESTMENTS - 102.44%
(Cost $1,058,812,226**)                                            1,377,207,541
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (2.44)%                           (32,821,342)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,344,386,199
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $1,059,205,845.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

REIT Real Estate Investment Trust.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
COMMON STOCKS - 98.53%
               CONSUMER DISCRETIONARY - 10.66%
      17,100   Amazon.Com, Inc. *                                 $    1,592,865
      11,100   Apollo Group, Inc., Class A *                             667,665
      31,900   Bed Bath & Beyond, Inc. (O)*                            1,088,428
      20,900   Best Buy Co., Inc. (O)                                    961,818
      19,300   Carmax, Inc. (O)*                                         392,369
      14,700   Carnival Corp.                                            711,921
      31,500   Cheesecake Factory/The (O)*                               739,305
      46,200   Coach, Inc. *                                           2,183,874
     204,150   Comcast Corp., Class A (O)*                             4,936,347
      11,500   Dick's Sporting Goods, Inc. (O)*                          772,225
      15,600   Dollar Tree Stores, Inc. *                                632,424
      16,000   GameStop Corp., Class A *                                 901,600
      10,300   Garmin, Ltd. (O)                                        1,229,820
      48,200   Harley-Davidson, Inc. (O)                               2,227,322
       8,900   Harrah's Entertainment, Inc.                              773,677
      51,300   Home Depot, Inc.                                        1,664,172
      25,100   International Game Technology                           1,081,810
      13,100   Johnson Controls, Inc.                                  1,547,241
      52,200   Kohl's Corp. *                                          2,992,626
      12,100   Lamar Advertising Co., Class A                            592,537
      13,400   Las Vegas Sands Corp. (O)*                              1,787,828
     129,200   Lowe's Cos., Inc.                                       3,620,184
      28,800   Ltd Brands, Inc.                                          659,232
      30,300   Marriott International, Inc./DE, Class A                1,317,141
      26,200   McDonald's Corp.                                        1,427,114
      43,300   McGraw-Hill Cos., Inc./The                              2,204,403
      10,200   MGM Mirage *                                              912,288
      12,400   Newell Rubbermaid, Inc.                                   357,368
     123,000   News Corp., Class A                                     2,704,770
      56,600   Nike, Inc., Class B                                     3,320,156
      20,900   Nordstrom, Inc.                                           980,001
      32,400   Omnicom Group, Inc.                                     1,558,116
      18,000   Panera Bread Co., Class A (O)*                            734,400
      12,400   Polo Ralph Lauren Corp.                                   964,100
         200   Pulte Homes, Inc. (O)                                       2,722
      53,200   Staples, Inc.                                           1,143,268
      61,800   Starbucks Corp. *                                       1,619,160
      18,300   Starwood Hotels & Resorts Worldwide, Inc.               1,111,725
      77,500   Target Corp.                                            4,926,675
      34,800   Tiffany & Co.                                           1,821,780
      64,800   Time Warner, Inc.                                       1,189,728
      38,900   TJX Cos., Inc.                                          1,130,823
      67,850   Viacom, Inc., Class B *                                 2,644,114
      51,500   Walt Disney Co./The                                     1,771,085
       4,600   Wynn Resorts, Ltd. (O)                                    724,776
     133,400   XM Satellite Radio Holdings, Inc.
               Class A (O)*                                            1,890,278
      77,400   Yum! Brands, Inc.                                       2,618,442
                                                                  --------------
                                                                      72,831,723
                                                                  --------------
               CONSUMER STAPLES - 9.42%
     114,300   Altria Group, Inc.                                      7,947,279
      26,800   Anheuser-Busch Cos., Inc.                               1,339,732
     125,600   Coca-Cola Co./The                                       7,218,232
      43,000   Colgate-Palmolive Co.                                   3,066,760
      33,400   Costco Wholesale Corp.                                  2,049,758

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
               CONSUMER STAPLES (CONTINUED)
      80,200   CVS Caremark Corp.                                 $    3,178,326
       6,000   Energizer Holdings, Inc. *                                665,100
      15,900   HJ Heinz Co.                                              734,580
      14,100   Kimberly-Clark Corp.                                      990,666
     170,100   PepsiCo, Inc.                                          12,461,526
     101,600   Procter & Gamble Co.                                    7,146,544
      40,000   SYSCO Corp.                                             1,423,600
     112,000   Walgreen Co.                                            5,290,880
     226,000   Wal-Mart Stores, Inc.                                   9,864,900
      15,900   WM Wrigley Jr. Co.                                      1,021,257
                                                                  --------------
                                                                      64,399,140
                                                                  --------------
               ENERGY - 8.40%
      20,200   Baker Hughes, Inc.                                      1,825,474
      25,100   BJ Services Co.                                           666,405
      20,500   Cabot Oil & Gas Corp.                                     720,780
      33,000   Cameron International Corp. *                           3,045,570
      28,000   Denbury Resources, Inc. *                               1,251,320
      17,000   ENSCO International, Inc. (O)                             953,700
      34,800   EOG Resources, Inc.                                     2,517,084
     112,900   Exxon Mobil Corp.                                      10,450,024
      78,500   Halliburton Co.                                         3,014,400
       8,800   National Oilwell Varco, Inc. *                          1,271,600
      67,200   Noble Corp.                                             3,296,160
      27,400   Peabody Energy Corp.                                    1,311,638
      15,700   Quicksilver Resources, Inc. *                             738,685
      18,400   Range Resources Corp.                                     748,144
     113,000   Schlumberger, Ltd.                                     11,865,000
      25,000   Transocean, Inc. *                                      2,826,250
      49,600   Valero Energy Corp.                                     3,332,128
      30,700   Weatherford International, Ltd. *                       2,062,426
      29,600   Williams Cos., Inc.                                     1,008,176
      72,733   XTO Energy, Inc.                                        4,497,809
                                                                  --------------
                                                                      57,402,773
                                                                  --------------
               FINANCIALS - 6.90%
      37,500   Aflac, Inc.                                             2,139,000
     113,300   American Express Co.                                    6,726,621
      18,800   American International Group, Inc.                      1,271,820
      74,900   Bank of New York Mellon Corp./The                       3,306,086
      10,600   BlackRock, Inc./New York (O)                            1,838,146
      35,700   Blackstone Group, L.P./The (O)*                           895,356
      81,800   Charles Schwab Corp./The                                1,766,880
       5,750   CME Group, Inc.                                         3,377,262
      22,200   Federal Home Loan Mortgage Corp.                        1,310,022
      14,100   Franklin Resources, Inc.                                1,797,750
      19,300   Goldman Sachs Group, Inc./The                           4,183,082
       6,700   IntercontinentalExchange, Inc. *                        1,017,730
      23,600   Janus Capital Group, Inc. (O)                             667,408
       9,900   Jones Lang LaSalle, Inc.                                1,017,324
      10,800   Legg Mason, Inc.                                          910,332
       4,900   Mastercard, Inc., Class A (O)                             725,053
      11,300   Merrill Lynch & Co., Inc.                                 805,464
      19,800   Moody's Corp.                                             997,920
      16,100   Northern Trust Corp.                                    1,066,947
       8,000   Nymex Holdings, Inc. (O)                                1,041,440
      12,300   NYSE Euronext                                             973,791
      17,700   Prologis, REIT                                          1,174,395
       7,300   Prudential Financial, Inc.                                712,334
      10,200   Simon Property Group, Inc., REIT                        1,020,000

              See accompanying Notes to Portfolios of Investments.

LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
COMMON STOCKS (CONTINUED)
               FINANCIALS (CONTINUED)
      34,400   SLM Corp.                                          $    1,708,648
      27,400   State Street Corp.                                      1,867,584
      51,100   T Rowe Price Group, Inc.                                2,845,759
                                                                  --------------
                                                                      47,164,154
                                                                  --------------
               HEALTH CARE - 16.63%
     173,100   Abbott Laboratories                                     9,281,622
      44,900   Aetna, Inc.                                             2,436,723
      26,200   Allergan, Inc./United States                            1,689,114
      96,226   Amgen, Inc. *                                           5,443,505
      21,600   Amylin Pharmaceuticals, Inc. (O)*                       1,080,000
      50,100   Baxter International, Inc.                              2,819,628
      12,400   Becton Dickinson & Co.                                  1,017,420
     179,900   Bristol-Myers Squibb Co.                                5,184,718
      47,700   Cardinal Health, Inc.                                   2,982,681
      19,700   Celgene Corp. *                                         1,404,807
      24,400   Cigna Corp.                                             1,300,276
      12,000   Coventry Health Care, Inc. *                              746,520
      47,000   Eli Lilly & Co.                                         2,675,710
      20,200   Express Scripts, Inc. *                                 1,127,564
      25,400   Forest Laboratories, Inc. *                               947,166
     124,000   Genentech, Inc. *                                       9,674,480
      10,200   Gen-Probe, Inc. *                                         679,116
      31,400   Genzyme Corp. *                                         1,945,544
      90,800   Gilead Sciences, Inc. *                                 3,710,996
      15,700   Humana, Inc. *                                          1,097,116
       2,900   Intuitive Surgical, Inc. *                                667,000
     144,000   Johnson & Johnson                                       9,460,800
      10,000   Laboratory Corp. of America Holdings *                    782,300
      17,500   McKesson Corp.                                          1,028,825
      44,600   Medco Health Solutions, Inc. *                          4,031,394
     120,300   Medtronic, Inc.                                         6,786,123
     187,300   Merck & Co., Inc.                                       9,681,537
      13,600   PDL BioPharma, Inc. (O)*                                  293,896
     136,100   Schering-Plough Corp.                                   4,304,843
      29,400   St. Jude Medical, Inc. *                                1,295,658
      29,500   Stryker Corp.                                           2,028,420
      17,600   Thermo Fisher Scientific, Inc. *                        1,015,872
     125,000   UnitedHealth Group, Inc.                                6,053,750
      23,100   VCA Antech, Inc. *                                        964,425
      20,200   Vertex Pharmaceuticals, Inc. (O)*                         775,882
      23,200   WellPoint, Inc. *                                       1,830,944
      49,073   Wyeth                                                   2,186,202
      39,700   Zimmer Holdings, Inc. *                                 3,215,303
                                                                  --------------
                                                                     113,647,880
                                                                  --------------
               INDUSTRIALS - 12.99%
      57,600   3M Co.                                                  5,390,208
      27,500   AMR Corp. (O)*                                            612,975
      68,500   Boeing Co.                                              7,191,815
      30,100   Burlington Northern Santa Fe Corp.                      2,443,217
      64,400   Caterpillar, Inc.                                       5,050,892
      33,100   CH Robinson Worldwide, Inc.                             1,796,999
      20,200   Continental Airlines, Inc., Class B (O)*                  667,206
       8,500   Cummins, Inc.                                           1,087,065
      35,100   Danaher Corp.                                           2,903,121
      11,200   Deere & Co.                                             1,662,304

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
               INDUSTRIALS (CONTINUED)
      58,800   Emerson Electric Co.                               $    3,129,336
      23,900   Expeditors International Washington
               Washington, Inc.                                        1,130,470
      55,500   FedEx Corp.                                             5,813,625
       9,200   Flowserve Corp.                                           700,856
       7,900   Fluor Corp.                                             1,137,442
     180,700   General Electric Co.                                    7,480,980
      11,000   Goodrich Corp.                                            750,530
      58,500   Honeywell International, Inc.                           3,478,995
      22,900   Illinois Tool Works, Inc.                               1,365,756
      20,100   ITT Corp.                                               1,365,393
      30,400   Lockheed Martin Corp.                                   3,298,096
      17,200   Manitowoc Co., Inc./The                                   761,616
      24,600   McDermott International, Inc. *                         1,330,368
      33,000   Monster Worldwide, Inc. (O)*                            1,123,980
      11,300   Oshkosh Truck Corp.                                       700,261
      16,000   Paccar, Inc.                                            1,364,000
       7,000   Parker Hannifin Corp.                                     782,810
      10,100   Precision Castparts Corp.                               1,494,598
      84,800   Quanta Services, Inc. (O)*                              2,242,960
      25,000   Raytheon Co.                                            1,595,500
      19,700   Robert Half International, Inc.                           588,242
      12,900   Rockwell Automation, Inc./DE                              896,679
      14,400   Rockwell Collins, Inc.                                  1,051,776
      18,300   Stericycle, Inc. *                                      1,046,028
       8,100   Terex Corp. *                                             721,062
      13,200   Textron, Inc.                                             821,172
      13,700   Union Pacific Corp.                                     1,548,922
      43,500   United Parcel Service, Inc., Class B                    3,266,850
      62,700   United Technologies Corp.                               5,046,096
      17,200   Valmont Industries, Inc. (O)                            1,459,420
      26,200   Waste Management, Inc.                                    988,788
      15,900   WW Grainger, Inc.                                       1,449,921
                                                                  --------------
                                                                      88,738,330
                                                                  --------------
               INFORMATION TECHNOLOGY - 28.85%
      50,700   Accenture, Ltd., Class A                                2,040,675
     108,700   Adobe Systems, Inc. *                                   4,745,842
      43,700   Agilent Technologies, Inc. *                            1,611,656
      71,500   Apple, Inc. *                                          10,978,110
      88,200   Applied Materials, Inc.                                 1,825,740
      48,200   Automatic Data Processing, Inc.                         2,213,826
      44,800   Broadcom Corp., Class A *                               1,632,512
     715,500   Cisco Systems, Inc. *                                  23,690,205
      20,000   Citrix Systems, Inc. *                                    806,400
      12,200   Cognizant Technology Solutions
               Corp., Class A *                                          973,194
     141,800   Corning, Inc.                                           3,495,370
     170,800   Dell, Inc. *                                            4,714,080
     147,400   eBay, Inc. *                                            5,751,548
      27,200   Electronic Arts, Inc. *                                 1,522,928
     271,600   EMC Corp./Massachusetts *                               5,649,280
       4,500   First Solar, Inc. (O)*                                    529,830
      20,821   Fiserv, Inc. *                                          1,058,956
      16,400   Global Payments, Inc.                                     725,208
      31,100   Google, Inc., Class A *                                17,642,097
     217,000   Hewlett-Packard Co.                                    10,804,430
     511,200   Intel Corp.                                            13,219,632

              See accompanying Notes to Portfolios of Investments.

LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
COMMON STOCKS (CONTINUED)
               INFORMATION TECHNOLOGY (CONTINUED)
     118,500   International Business Machines Corp. (O)          $   13,959,300
      72,600   Kla-Tencor Corp. (O)                                    4,049,628
      13,200   Lexmark International, Inc., Class A *                    548,196
     131,900   Maxim Integrated Products, Inc.                         3,871,265
      16,800   MEMC Electronic Materials, Inc. *                         988,848
      97,000   Micron Technology, Inc. (O)*                            1,076,700
     723,400   Microsoft Corp.                                        21,311,364
      35,100   Network Appliance, Inc. *                                 944,541
      33,000   Nokia OYJ, ADR                                          1,251,690
      37,500   Nvidia Corp. *                                          1,359,000
     433,600   Oracle Corp. *                                          9,387,440
      29,400   Paychex, Inc.                                           1,205,400
     140,500   Qualcomm, Inc.                                          5,937,530
      10,400   Salesforce.com, Inc. *                                    533,728
      39,500   SanDisk Corp. (O)*                                      2,176,450
     160,300   Texas Instruments, Inc.                                 5,865,377
      44,200   Trimble Navigation, Ltd. *                              1,733,082
      19,700   Varian Semiconductor Equipment Associates,
               Inc. *                                                  1,054,344
         830   VMware, Inc., Class A (O)*                                 70,550
      63,300   Western Union Co./The                                   1,327,401
     106,100   Yahoo!, Inc. *                                          2,847,724
                                                                  --------------
                                                                     197,131,077
                                                                  --------------
               MATERIALS - 2.49%
       7,600   Allegheny Technologies, Inc.                              835,620
      12,300   Ball Corp.                                                661,125
      26,100   Freeport-McMoRan Copper & Gold, Inc.                    2,737,629
      70,700   Monsanto Co.                                            6,061,818
      54,000   Nalco Holding Co.                                       1,601,100
      16,200   Newmont Mining Corp.                                      724,626
      15,800   Owens-Illinois, Inc. *                                    654,910
      27,900   Praxair, Inc.                                           2,336,904
       6,200   Southern Copper Corp. (O)                                 767,746
       7,200   Vulcan Materials Co.                                      641,880
                                                                  --------------
                                                                      17,023,358
                                                                  --------------
               TELECOMMUNICATION SERVICES - 0.68%
      35,500   American Tower Corp., Class A *                         1,545,670
      38,523   NeuStar, Inc., Class A (O)*                             1,320,954
      21,500   NII Holdings, Inc. *                                    1,766,225
                                                                  --------------
                                                                       4,632,849
                                                                  --------------
               UTILITIES - 1.51%
      56,600   AES Corp./The *                                         1,134,264
      30,600   Exelon Corp.                                            2,306,016
      24,300   Mirant Corp. *                                            988,524
      19,800   NRG Energy, Inc. (O)*                                     837,342
      20,300   PPL Corp.                                                 939,890
      29,100   TXU Corp.                                               1,992,477
      24,400   Veolia Environment, ADR                                 2,101,816
                                                                  --------------
                                                                      10,300,329
                                                                  --------------
               TOTAL COMMON STOCKS
               (Cost $558,519,051)                                   673,271,613
                                                                  --------------

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
INVESTMENT COMPANIES - 1.43%
      64,400   iShares Russell 1000 Growth Index Fund ETF         $    3,975,412
      28,300   iShares S&P 100 Index Fund ETF (O)                      2,024,016
           1   JPMorgan Prime Money Market Fund                                1
   3,756,957   SSgA Prime Money Market Fund                            3,756,957
                                                                  --------------
               TOTAL INVESTMENT COMPANIES
               (Cost $9,455,092)                                       9,756,386
                                                                  --------------
COLLATERAL FOR SECURITIES ON LOAN - 6.05%
  41,381,392   State Street Navigator Securities
               Lending Prime Portfolio (I)                            41,381,392
                                                                  --------------
               TOTAL COLLATERAL FOR SECURITIES ON LOAN
               (Cost $41,381,392)                                     41,381,392
                                                                  --------------
TOTAL INVESTMENTS - 106.01%
(Cost $609,355,535**)                                                724,409,391
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (6.01)%                           (41,086,385)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  683,323,006
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $610,247,334.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

ADR  American Depositary Receipt.

ETF  Exchange Traded Fund.

REIT Real Estate Investment Trust.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
COMMON STOCKS - 99.11%
               CONSUMER DISCRETIONARY - 11.67%
      14,900   Autoliv, Inc.                                      $      890,275
       6,800   Black & Decker Corp. (O)                                  566,440
      25,600   Cablevision Systems Corp., Class A *                      894,464
      40,500   Cato Corp./The, Class A (O)                               827,820
      19,300   Centex Corp. (O)                                          512,801
      42,500   Eastman Kodak Co. (O)                                   1,137,300
      17,700   EW Scripps Co., Class A (O)                               743,400
      28,600   Expedia, Inc. (O)*                                        911,768
     274,900   Ford Motor Co. (O)*                                     2,333,901
      17,200   Fortune Brands, Inc.                                    1,401,628
      30,850   Gannett Co., Inc.                                       1,348,145
     134,000   Gap, Inc./The                                           2,470,960
      24,900   Genuine Parts Co.                                       1,245,000
      12,500   Harrah's Entertainment, Inc.                            1,086,625
      49,300   Hibbett Sports, Inc. (O)*                               1,222,640
      36,900   JOS A Bank Clothiers, Inc. (O)*                         1,233,198
      20,600   KB Home (O)                                               516,236
      20,500   Liberty Global, Inc., Series A *                          840,910
      18,800   Liberty Media Corp. - Capital, Series A *               2,346,804
      39,700   Liberty Media Corp.- Interactive,
               Series A *                                                762,637
      15,700   Mattel, Inc.                                              368,322
      26,000   Matthews International Corp.,
               Class A (O)                                             1,138,800
      13,900   Modine Manufacturing Co. (O)                              370,018
      20,600   Nike, Inc., Class B                                     1,208,396
      52,600   O'Reilly Automotive, Inc. (O)*                          1,757,366
      32,200   Pulte Homes, Inc. (O)                                     438,242
      22,200   Rare Hospitality International, Inc. (O)*                 846,042
       9,000   RH Donnelley Corp. *                                      504,180
      41,800   Saks, Inc. (O)                                            716,870
       6,100   Sears Holdings Corp. *                                    775,920
      15,800   Sonic Corp. (O)*                                          369,720
      61,500   Stage Stores, Inc. (O)                                  1,121,145
       9,300   Talbots, Inc. (O)                                         167,400
      11,300   Tempur-Pedic International, Inc. (O)                      403,975
      19,300   Tiffany & Co.                                           1,010,355
      45,300   TJX Cos., Inc.                                          1,316,871
      33,600   Valassis Communications, Inc. (O)*                        299,712
      15,800   VF Corp.                                                1,275,850
      43,500   Virgin Media, Inc.                                      1,055,745
         900   Washington Post Co./The, Class B                          722,520
      33,700   Wyndham Worldwide Corp.                                 1,104,012
                                                                  --------------
                                                                      40,264,413
                                                                  --------------
               CONSUMER STAPLES - 7.21%
      18,100   Altria Group, Inc.                                      1,258,493
      20,300   Bunge, Ltd. (O)                                         2,181,235
      44,000   Casey's General Stores, Inc.                            1,218,800
      14,600   Clorox Co.                                                890,454
      32,400   Coca-Cola Enterprises, Inc.                               784,728
      87,300   ConAgra Foods, Inc.                                     2,281,149
      29,900   Constellation Brands, Inc., Class A (O)*                  723,879
      19,200   Costco Wholesale Corp.                                  1,178,304
      22,000   CVS Caremark Corp.                                        871,860
      39,100   Dean Foods Co.                                          1,000,178
      20,000   Herbalife, Ltd.                                           909,200
      32,800   HJ Heinz Co.                                            1,515,360

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
               CONSUMER STAPLES (CONTINUED)
      31,100   Hormel Foods Corp. (O)                             $    1,112,758
      25,500   Lance, Inc. (O)                                           587,010
      16,200   McCormick & Co., Inc./MD                                  582,714
      17,300   Molson Coors Brewing Co., Class B                       1,724,291
      69,100   Safeway, Inc.                                           2,287,901
      39,700   Sara Lee Corp.                                            662,593
      31,869   SUPERVALU, Inc.                                         1,243,210
      32,300   Tyson Foods, Inc., Class A                                576,555
      14,900   Universal Corp./Richmond, VA (O)                          729,355
      11,400   UST, Inc. (O)                                             565,440
                                                                  --------------
                                                                      24,885,467
                                                                  --------------
               ENERGY - 7.03%
      49,500   Chesapeake Energy Corp. (O)                             1,745,370
      70,900   El Paso Corp. (O)                                       1,203,173
      49,800   Forest Oil Corp. *                                      2,143,392
      49,400   Hess Corp.                                              3,286,582
      21,500   Murphy Oil Corp.                                        1,502,635
      21,900   Nabors Industries, Ltd. *                                 673,863
      32,500   Newfield Exploration Co. *                              1,565,200
      31,300   Noble Energy, Inc.                                      2,192,252
       9,300   Overseas Shipholding Group, Inc. (O)                      714,519
      17,400   Pioneer Natural Resources Co.                             782,652
      19,500   Plains Exploration & Production
               Co. (O)*                                                  862,290
      22,500   Rowan Cos., Inc.                                          823,050
      13,700   Smith International, Inc.                                 978,180
      70,800   Spectra Energy Corp.                                    1,733,184
      23,400   St. Mary Land & Exploration Co. (O)                       834,678
      14,100   Sunoco, Inc.                                              997,998
      25,800   Whiting Petroleum Corp. *                               1,146,810
      31,700   Williams Cos., Inc.                                     1,079,702
                                                                  --------------
                                                                      24,265,530
                                                                  --------------
               FINANCIALS - 28.77%
      12,900   AMB Property Corp., REIT                                  771,549
       6,700   AMBAC Financial Group, Inc. (O)                           421,497
      24,700   American Capital Strategies, Ltd. (O)                   1,055,431
      48,300   Ameriprise Financial, Inc.                              3,048,213
      63,400   AON Corp.                                               2,840,954
      45,800   Archstone-Smith Trust, REIT (O)                         2,754,412
      43,500   Ares Capital Corp. (O)                                    707,745
      36,900   Asset Acceptance Capital Corp. (O)                        428,040
      51,476   Associated Banc-Corp. (O)                               1,525,234
      21,600   Assurant, Inc.                                          1,155,600
      59,700   Assured Guaranty, Ltd.                                  1,622,049
      14,100   AvalonBay Communities, Inc., REIT                       1,664,646
      11,600   Axis Capital Holdings, Ltd.                               451,356
      20,000   Bank of America Corp.                                   1,005,400
       8,800   BlackRock, Inc./New York (O)                            1,526,008
      23,600   Blackstone Group, L.P./The (O)*                           591,888
      21,400   Boston Properties, Inc., REIT                           2,223,460
       6,900   Camden Property Trust, REIT                               443,325
      13,400   Capital One Financial Corp.                               890,162
      27,700   Cincinnati Financial Corp.                              1,199,687
      38,800   CIT Group, Inc.                                         1,559,760
      15,200   City National Corp./CA                                  1,056,552
      52,900   Colonial BancGroup, Inc./The (O)                        1,143,698
      14,500   Comerica, Inc.                                            743,560

              See accompanying Notes to Portfolios of Investments.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
COMMON STOCKS (CONTINUED)
               INDUSTRIALS (CONTINUED)
      18,100   Simpson Manufacturing Co., Inc. (O)                $      576,485
      90,000   Southwest Airlines Co.                                  1,332,000
      39,300   Spirit Aerosystems Holdings, Inc.,
               Class A *                                               1,530,342
      26,100   Timken Co.                                                969,615
      19,000   Trinity Industries, Inc. (O)                              713,260
      13,000   United Stationers, Inc. (O)*                              721,760
      11,800   US Airways Group, Inc. *                                  309,750
       7,800   USG Corp. (O)*                                            292,890
      13,100   WW Grainger, Inc.                                       1,194,589
                                                                  --------------
                                                                      44,732,085
                                                                  --------------
               INFORMATION TECHNOLOGY - 8.36%
      46,200   Advanced Micro Devices, Inc. (O)*                         609,840
      25,300   Altera Corp.                                              609,224
      42,500   Arrow Electronics, Inc. *                               1,807,100
      35,500   Avaya, Inc. *                                             602,080
      47,300   CA, Inc.                                                1,216,556
      31,900   Citrix Systems, Inc. *                                  1,286,208
      33,200   Computer Sciences Corp. (O)*                            1,855,880
      50,100   Convergys Corp. *                                         869,736
      12,400   Diebold, Inc. (O)                                         563,208
      23,600   Electronic Data Systems Corp.                             515,424
      19,900   Electronics for Imaging *                                 534,514
      26,900   Integrated Device Technology, Inc. *                      416,412
      29,300   Intersil Corp., Class A                                   979,499
      32,400   Juniper Networks, Inc. *                                1,186,164
      16,900   Lexmark International, Inc., Class A *                    701,857
     114,300   LSI Corp. *                                               848,106
      19,400   Maxim Integrated Products, Inc.                           569,390
      19,100   MAXIMUS, Inc.                                             832,378
     106,700   Micron Technology, Inc. (O)*                            1,184,370
      44,100   Molex, Inc.                                             1,187,613
      49,500   NAM TAI Electronics, Inc.                                 622,710
      29,600   NCR Corp. *                                             1,474,080
      38,700   Novellus Systems, Inc. (O)*                             1,054,962
      22,300   SanDisk Corp. (O)*                                      1,228,730
      63,300   Seagate Technology                                      1,619,214
     121,400   Tellabs, Inc. *                                         1,155,728
     161,000   Xerox Corp. *                                           2,791,740
      27,100   Xyratex, Ltd. *                                           520,049
                                                                  --------------
                                                                      28,842,772
                                                                  --------------
               MATERIALS - 5.84%
      26,000   Air Products & Chemicals, Inc.                          2,541,760
      13,700   Allegheny Technologies, Inc.                            1,506,315
      11,900   Aptargroup, Inc.                                          450,653
      17,800   Bemis Co., Inc. (O)                                       518,158
      22,300   Celanese Corp., Series A                                  869,254
      13,900   Compass Minerals International, Inc. (O)                  473,156
       9,500   Deltic Timber Corp. (O)                                   540,740
      21,500   E.I. Du Pont de Nemours & Co.                           1,065,540
      15,100   Eastman Chemical Co.                                    1,007,623
      13,500   Freeport-McMoRan Copper
               & Gold, Inc.                                            1,416,015

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
               MATERIALS (CONTINUED)
      32,800   Lyondell Chemical Co. (O)                          $    1,520,280
      22,600   MeadWestvaco Corp.                                        667,378
      42,300   PPG Industries, Inc.                                    3,195,765
      24,300   Rohm & Haas Co. (O)                                     1,352,781
      17,000   Sealed Air Corp.                                          434,520
      10,000   Temple-Inland, Inc.                                       526,300
      19,400   United States Steel Corp.                               2,055,236
                                                                  --------------
                                                                      20,141,474
                                                                  --------------
               TELECOMMUNICATION SERVICES - 1.85%
      16,800   CenturyTel, Inc.                                          776,496
      66,800   Citizens Communications Co. (O)                           956,576
      22,600   Embarq Corp.                                            1,256,560
     242,000   Qwest Communications
               International, Inc. (O)*                                2,216,720
      82,800   Windstream Corp. (O)                                    1,169,136
                                                                  --------------
                                                                       6,375,488
                                                                  --------------
               UTILITIES - 11.74%
      19,700   Alliant Energy Corp.                                      754,904
      30,900   Ameren Corp.                                            1,622,250
      63,600   American Electric Power Co., Inc.                       2,930,688
      14,800   Atmos Energy Corp. (O)                                    419,136
      90,200   CMS Energy Corp. (O)                                    1,517,164
      47,700   Consolidated Edison, Inc. (O)                           2,208,510
       8,800   Constellation Energy Group, Inc.                          754,952
      34,700   DTE Energy Co.                                          1,680,868
      65,600   Edison International                                    3,637,520
      26,700   Energy East Corp.                                         722,235
      10,200   Entergy Corp.                                           1,104,558
      30,800   Mirant Corp. *                                          1,252,944
      20,600   National Fuel Gas Co. (O)                                 964,286
       9,800   New Jersey Resources Corp. (O)                            485,982
      25,000   NRG Energy, Inc. (O)*                                   1,057,250
      51,700   NSTAR (O)                                               1,799,677
      21,500   Oneok, Inc. (O)                                         1,019,100
      85,300   PG&E Corp.                                              4,077,340
      38,050   PNM Resources, Inc. (O)                                   885,804
      28,100   PPL Corp.                                               1,301,030
      51,000   Progress Energy, Inc.                                   2,389,350
      19,700   Questar Corp.                                           1,034,841
      39,800   Sempra Energy                                           2,313,176
      26,200   UGI Corp. (O)                                             680,676
      29,400   Westar Energy, Inc. (O)                                   722,064
      13,400   WGL Holdings, Inc. (O)                                    454,126
      15,800   Wisconsin Energy Corp.                                    711,474
      92,600   Xcel Energy, Inc. (O)                                   1,994,604
                                                                  --------------
                                                                      40,496,509
                                                                  --------------
               TOTAL COMMON STOCKS
               (Cost $299,190,429)                                   342,000,045
                                                                  --------------
INVESTMENT COMPANY - 0.26%
     889,366   SSgA Prime Money Market Fund                              889,366
                                                                  --------------
               TOTAL INVESTMENT COMPANY
               (Cost $889,366)                                           889,366
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
COLLATERAL FOR SECURITIES ON LOAN - 25.73%
  88,803,209   State Street Navigator Securities Lending
               Prime Portfolio (I)                                $   88,803,209
                                                                  --------------
               TOTAL COLLATERAL FOR SECURITIES ON LOAN
               (Cost $88,803,209)                                     88,803,209
                                                                  --------------
TOTAL INVESTMENTS - 125.10%
(Cost $388,883,004**)                                                431,692,620
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (25.10)%                          (86,612,259)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  345,080,361
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $388,838,087.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

REIT Real Estate Investment Trust.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
COMMON STOCKS - 98.19%
               CONSUMER DISCRETIONARY - 16.56%
     321,600   American Eagle Outfitters, Inc.                    $    8,461,296
     355,500   Carter's, Inc. (O)*                                     7,092,225
     200,200   DreamWorks Animation SKG, Inc.,
               Class A *                                               6,690,684
     164,500   Gildan Activewear, Inc. *                               6,479,655
     171,500   Gymboree Corp. (O)*                                     6,043,660
     187,000   JOS A Bank Clothiers, Inc. (O)*                         6,249,540
     170,400   O'Reilly Automotive, Inc. (O)*                          5,693,064
      87,800   priceline.com, Inc. (O)*                                7,792,250
     162,900   Steiner Leisure, Ltd. (O)*                              7,069,860
     127,700   True Religion Apparel, Inc. (O)*                        2,247,520
      39,800   Zumiez, Inc. (O)*                                       1,765,926
                                                                  --------------
                                                                      65,585,680
                                                                  --------------
               CONSUMER STAPLES - 0.72%
      50,200   Hansen Natural Corp. *                                  2,845,336
                                                                  --------------
               ENERGY - 10.79%
      64,300   Atwood Oceanics, Inc. (O)*                              4,922,808
     285,400   Complete Production Services, Inc. (O)*                 5,844,992
      81,800   Grant Prideco, Inc. *                                   4,459,736
     248,000   Hercules Offshore, Inc. *                               6,475,280
     130,600   Noble Corp.                                             6,405,930
      38,700   Noble Energy, Inc.                                      2,710,548
     106,300   Pride International, Inc. *                             3,885,265
     149,100   St. Mary Land & Exploration Co.                         5,318,397
      15,200   Sunoco, Inc.                                            1,075,856
      26,200   Ultra Petroleum Corp. *                                 1,625,448
                                                                  --------------
                                                                      42,724,260
                                                                  --------------
               FINANCIALS - 11.67%
      74,800   Affiliated Managers Group, Inc. (O)*                    9,537,748
     370,985   E*Trade Financial Corp. *                               4,845,064
      74,300   Endurance Specialty Holdings, Ltd. (O)                  3,087,165
      36,500   IntercontinentalExchange, Inc. *                        5,544,350
     308,100   Invesco PLC, ADR (O)                                    8,411,130
      95,400   MBIA, Inc. (O)                                          5,824,170
     118,900   optionsXpress Holdings, Inc. (O)                        3,108,046
     197,500   WR Berkley Corp.                                        5,851,925
                                                                  --------------
                                                                      46,209,598
                                                                  --------------
               HEALTH CARE - 17.45%
      45,999   Amedisys, Inc. (O)*                                     1,767,281
      92,700   Angiodynamics, Inc. (O)*                                1,747,395
     142,900   Barr Pharmaceuticals, Inc. *                            8,132,439
      58,900   Beckman Coulter, Inc.                                   4,344,464
      66,100   Cephalon, Inc. (O)*                                     4,829,266
      77,900   Coventry Health Care, Inc. *                            4,846,159
     157,000   Endo Pharmaceuticals Holdings, Inc. *                   4,868,570
     194,600   Health Net, Inc. *                                     10,518,130
      57,500   Hologic, Inc. (O)*                                      3,507,500
     191,100   Hospira, Inc. *                                         7,921,095
      72,300   Invitrogen Corp. (O)*                                   5,909,079
     121,400   Psychiatric Solutions, Inc. (O)*                        4,768,592
      89,100   Waters Corp. *                                          5,962,572
                                                                  --------------
                                                                      69,122,542
                                                                  --------------

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
               INDUSTRIALS - 20.00%
      86,000   Carlisle Cos., Inc.                                $    4,179,600
     195,500   Graco, Inc.                                             7,646,005
     269,500   Herman Miller, Inc.                                     7,314,230
     224,900   HUB Group, Inc., Class A *                              6,753,747
     162,000   Manpower, Inc.                                         10,424,700
     162,800   Oshkosh Truck Corp.                                    10,088,716
      51,500   Precision Castparts Corp.                               7,620,970
     180,700   Robert Half International, Inc.                         5,395,702
      94,900   Terex Corp. *                                           8,447,998
     148,700   Thomas & Betts Corp. *                                  8,719,768
      31,800   Triumph Group, Inc. (O)                                 2,598,378
                                                                  --------------
                                                                      79,189,814
                                                                  --------------
               INFORMATION TECHNOLOGY - 19.17%
     207,800   Akamai Technologies, Inc. (O)*                          5,970,094
     261,600   Amphenol Corp., Class A                                10,401,216
     102,870   Autodesk, Inc. *                                        5,140,414
     115,900   Benchmark Electronics, Inc. (O)*                        2,766,533
      59,400   Cognizant Technology Solutions
               Corp., Class A *                                        4,738,338
      66,300   DST Systems, Inc. (O)*                                  5,689,203
     125,500   Flir Systems, Inc. (O)*                                 6,951,445
     334,540   Foundry Networks, Inc. *                                5,944,776
     184,400   Lam Research Corp. *                                    9,821,144
      40,200   MEMC Electronic Materials, Inc. *                       2,366,172
      71,900   Network Appliance, Inc. *                               1,934,829
     372,000   Perot Systems Corp., Class A (O)*                       6,290,520
      44,500   Polycom, Inc. *                                         1,195,270
     282,700   QLogic Corp. *                                          3,802,315
      54,550   Varian Semiconductor Equipment
               Associates, Inc. *                                      2,919,516
                                                                  --------------
                                                                      75,931,785
                                                                  --------------
               MATERIALS - 1.83%
      67,700   Cleveland-Cliffs, Inc. (O)                              5,955,569
      49,900   Sealed Air Corp.                                        1,275,444
                                                                  --------------
                                                                       7,231,013
                                                                  --------------
               TOTAL COMMON STOCKS
               (Cost $346,436,865)                                   388,840,028
                                                                  --------------
INVESTMENT COMPANY - 1.59%
   6,313,315   SSgA Prime Money Market Fund                            6,313,315
                                                                  --------------
               TOTAL INVESTMENT COMPANY
               (Cost $6,313,315)                                       6,313,315
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
COLLATERAL FOR SECURITIES ON LOAN - 26.26%
 103,983,460   State Street Navigator Securities Lending
               Prime Portfolio (I)                                $  103,983,460

               TOTAL COLLATERAL FOR SECURITIES ON LOAN
               (Cost $103,983,460)                                   103,983,460
                                                                  --------------
TOTAL INVESTMENTS - 126.04%
(Cost $456,733,640**)                                                499,136,803
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (26.04)%                         (103,135,014)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  396,001,789
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $461,043,629.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

ADR  American Depositary Receipt.

PLC  Public Limited Company.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
COMMON STOCKS - 95.58%
               CONSUMER DISCRETIONARY - 16.43%
       1,500   Catalina Marketing Corp. *                         $       48,585
       4,100   Cato Corp., Class A                                        83,804
       1,300   CEC Entertainment, Inc. *                                  34,931
       2,700   Helen of Troy, Ltd. *                                      52,137
       4,400   Hibbett Sports, Inc. *                                    109,120
       2,400   Matthews International Corp., Class A                     105,120
       1,000   Modine Manufacturing Co.                                   26,620
       2,100   Rare Hospitality International, Inc. *                     80,031
       1,400   Sonic Corp. *                                              32,760
       7,400   Stage Stores, Inc.                                        134,902
         700   Talbots, Inc.                                              12,600
       1,400   Tempur-Pedic International, Inc.                           50,050
       1,900   Unifirst Corp                                              71,174
       3,000   Valassis Communications, Inc. *                            26,760
                                                                  --------------
                                                                         868,594
                                                                  --------------
               CONSUMER STAPLES - 5.76%
       4,000   Casey's General Stores, Inc.                              110,800
       1,700   Herbalife, Ltd.                                            77,282
       2,300   Lance, Inc.                                                52,946
       1,300   Universal Corp./Richmond, VA                               63,635
                                                                  --------------
                                                                         304,663
                                                                  --------------
               ENERGY - 4.52%
       2,600   Penn Virginia Corp.                                       114,348
       2,800   Whiting Petroleum Corp. *                                 124,460
                                                                  --------------
                                                                         238,808
                                                                  --------------
               FINANCIALS - 26.66%
       1,300   Acadia Realty Trust, REIT                                  35,269
       1,800   American Campus
               Communities, Inc., REIT                                    52,722
       4,100   Ares Capital Corp.                                         66,707
       5,500   Asset Acceptance Capital Corp. *                           63,800
       6,300   Assured Guaranty, Ltd.                                    171,171
       1,400   Asta Funding, Inc.                                         53,648
       1,300   Cousins Properties, Inc., REIT                             38,168
       2,100   Credit Acceptance Corp. *                                  48,510
       1,800   Delphi Financial Group, Inc., Class A                      72,756
       1,900   Equity Inns, Inc., REIT                                    42,902
       1,900   Financial Federal Corp.                                    53,219
       1,100   First Midwest Bancorp, Inc./IL                             37,576
       2,290   International Bancshares Corp.                             49,693
       1,300   IPC Holdings, Ltd.                                         37,505
       1,500   Maguire Properties, Inc., REIT                             38,745
       1,300   MB Financial, Inc.                                         44,915
       2,600   NewAlliance Bancshares, Inc.                               38,168
         600   Pennsylvania Real Estate
               Investment Trust, REIT                                     23,364
       2,000   Platinum Underwriters Holdings, Ltd.                       71,920
         500   PS Business Parks, Inc., REIT                              28,425
       7,800   RAIT Investment Trust, REIT                                64,194
       3,700   Realty Income Corp., REIT                                 103,415
       3,000   Universal American Financial Corp. *                       68,430
       4,900   U-Store-It Trust, REIT                                     64,680
         800   Westamerica Bancorporation                                 39,848
                                                                  --------------
                                                                       1,409,750
                                                                  --------------

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
               HEALTH CARE - 5.40%
       3,900   Amsurg Corp. *                                     $       89,973
       3,800   Centene Corp. *                                            81,738
       1,000   Corvel Corp. *                                             23,120
       1,200   Orthofix International N.V. *                              58,764
         500   Varian, Inc. *                                             31,805
                                                                  --------------
                                                                         285,400
                                                                  --------------
               INDUSTRIALS - 22.78%
       3,700   ACCO Brands Corp. *                                        83,028
       1,600   Acuity Brands, Inc.                                        80,768
       6,000   Airtran Holdings, Inc. *                                   59,040
       1,400   Albany International Corp., Class A                        52,486
       2,100   Belden, Inc.                                               98,511
       4,100   Bowne & Co., Inc.                                          68,306
       4,200   Carlisle Cos., Inc.                                       204,120
       4,100   Deswell Industries, Inc.                                   40,590
       1,400   ESCO Technologies, Inc. *                                  46,536
       2,500   Genesee & Wyoming, Inc., Class A *                         72,100
       3,500   Mueller Industries, Inc.                                  126,490
       2,500   Quixote Corp.                                              49,500
       1,700   Simpson Manufacturing Co., Inc.                            54,145
       2,400   Trex Co., Inc. *                                           26,688
       1,400   United Stationers, Inc. *                                  77,728
       3,900   Vitran Corp., Inc. *                                       64,584
                                                                  --------------
                                                                       1,204,620
                                                                  --------------
               INFORMATION TECHNOLOGY - 4.78%
       1,800   Electronics for Imaging *                                  48,348
       2,300   MAXIMUS, Inc.                                             100,234
       4,600   NAM TAI Electronics, Inc.                                  57,868
       2,400   Xyratex, Ltd. *                                            46,056
                                                                  --------------
                                                                         252,506
                                                                  --------------
               MATERIALS - 3.39%
       1,800   Aptargroup, Inc.                                           68,166
       1,600   Compass Minerals International, Inc.                       54,464
       1,000   Deltic Timber Corp.                                        56,920
                                                                  --------------
                                                                         179,550
                                                                  --------------
               TELECOMMUNICATION SERVICES - 1.17%
       1,700   Atlantic Tele-Network, Inc.                                61,795
                                                                  --------------
               UTILITIES - 4.69%
       1,400   Atmos Energy Corp.                                         39,648
         800   New Jersey Resources Corp.                                 39,672
       3,400   PNM Resources, Inc.                                        79,152
       2,000   Westar Energy, Inc.                                        49,120
       1,200   WGL Holdings, Inc.                                         40,668
                                                                  --------------
                                                                         248,260
                                                                  --------------
               TOTAL COMMON STOCKS
               (Cost $5,312,150)                                       5,053,946
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
INVESTMENT COMPANY - 4.42%
     233,509   SSgA Prime Money Market Fund                       $      233,509
                                                                  --------------
               TOTAL INVESTMENT COMPANY
               (Cost $233,509)                                           233,509
                                                                  --------------
TOTAL INVESTMENTS - 100.00%
(Cost $5,545,659**)                                                    5,287,455
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 0.00%                                     167
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $    5,287,622
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $5,545,659.

REIT Real Estate Investment Trust.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
COMMON STOCKS - 97.29%
               CONSUMER DISCRETIONARY - 15.20%
         600   Applebees International, Inc.                      $       14,928
         300   Buffalo Wild Wings, Inc. *                                 11,316
       1,100   Cabela's, Inc. *                                           26,015
       1,250   California Pizza Kitchen, Inc. *                           21,962
         800   Carmax, Inc. *                                             16,264
         900   Charlotte Russe Holding, Inc. *                            13,176
         800   Children's Place Retail Stores, Inc./The *                 19,424
       1,100   Coldwater Creek, Inc. *                                    11,946
         300   Columbia Sportswear Co.                                    16,593
         600   Ctrip.com International, Ltd., ADR                         31,080
         500   Deckers Outdoor Corp. *                                    54,900
         400   Dick's Sporting Goods, Inc. *                              26,860
         500   Dollar Tree Stores, Inc. *                                 20,270
         300   DSW, Inc., Class A *                                        7,551
         900   Focus Media Holding, Ltd., ADR *                           52,218
         700   Fossil, Inc. *                                             26,152
       1,300   FTD Group, Inc.                                            19,344
         500   GameStop Corp., Class A *                                  28,175
         800   Genesco, Inc. *                                            36,904
         600   GSI Commerce, Inc. *                                       15,960
         800   iRobot Corp. *                                             15,904
         500   Jack in the Box, Inc. *                                    32,420
         300   Lamar Advertising Co., Class A                             14,691
         600   LKQ Corp. *                                                20,886
         300   Men's Wearhouse, Inc.                                      15,156
         800   Outdoor Channel Holdings, Inc. *                            7,224
         700   Papa John's International, Inc. *                          17,108
       1,200   Pinnacle Entertainment, Inc. *                             32,676
         100   priceline.com, Inc. *                                       8,875
         400   Red Robin Gourmet Burgers, Inc. *                          17,160
         700   Sauer-Danfoss, Inc.                                        18,676
         900   Scientific Games Corp., Class A *                          33,840
         400   Sotheby's                                                  19,116
         900   Systemax, Inc.                                             18,396
         300   Tractor Supply Co. *                                       13,827
       1,100   Volcom, Inc. *                                             46,772
       1,100   Warnaco Group, Inc./The *                                  42,977
         600   Winnebago Industries                                       14,328
       2,600   World Wrestling Entertainment,
               Inc., Class A                                              39,208
                                                                  --------------
                                                                         900,278
                                                                  --------------
               CONSUMER STAPLES - 0.96%
       1,400   John B. Sanfilippo & SON *                                 11,438
         600   Pantry, Inc./The *                                         15,378
         800   Reddy Ice Holdings, Inc.                                   21,096
         400   Spartan Stores, Inc.                                        9,012
                                                                  --------------
                                                                          56,924
                                                                  --------------
               ENERGY - 5.33%
         600   Arch Coal, Inc.                                            20,244
       1,000   Basic Energy Services, Inc. *                              21,020
       2,000   Cabot Oil & Gas Corp.                                      70,320
         700   Carrizo Oil & Gas, Inc. *                                  31,402
         300   Dawson Geophysical Co. *                                   23,253
         600   Lufkin Industries, Inc.                                    33,012
         800   NATCO Group, Inc., Class A *                               41,400

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
               ENERGY (CONTINUED)
         400   Tetra Technologies, Inc. *                         $        8,456
         900   W-H Energy Services, Inc. *                                66,375
                                                                  --------------
                                                                         315,482
                                                                  --------------
               FINANCIALS - 5.88%
         300   Alexandria Real Estate Equities,
               Inc., REIT                                                 28,878
       1,500   American Physicians Capital, Inc.                          58,440
         600   Boston Private Financial Holdings, Inc.                    16,704
         900   CompCredit Corp. *                                         19,539
         600   GFI Group, Inc. *                                          51,672
         700   Greenhill & Co., Inc.                                      42,735
         700   Mid-America Apartment Communities,
               Inc., REIT                                                 34,895
       1,200   Penson Worldwide, Inc. *                                   22,176
         600   SVB Financial Group *                                      28,416
       1,200   SWS Group, Inc.                                            21,228
         500   Tower Group, Inc.                                          13,090
         400   Waddell & Reed Financial, Inc., Class A                    10,812
                                                                  --------------
                                                                         348,585
                                                                  --------------
               HEALTH CARE - 16.99%
         300   Alexion Pharmaceuticals, Inc. *                            19,545
       1,200   Align Technology, Inc. *                                   30,396
       2,200   Alkermes, Inc. *                                           40,480
         600   Allscripts Healthcare Solutions, Inc. *                    16,218
       1,100   Arthrocare Corp. *                                         61,479
       2,600   Bradley Pharmaceuticals, Inc. *                            47,320
       1,000   Corvel Corp. *                                             23,120
       2,400   Cutera, Inc. *                                             62,904
       1,900   Cypress Bioscience, Inc. *                                 26,011
       1,300   Hologic, Inc. *                                            79,300
       1,200   InterMune, Inc. *                                          22,956
       1,500   inVentiv Health, Inc. *                                    65,730
       1,300   Kendle International, Inc. *                               53,989
         700   KV Pharmaceutical Co., Class A *                           20,020
         400   Kyphon, Inc. *                                             28,000
       1,100   LHC Group, Inc. *                                          23,617
         900   LifePoint Hospitals, Inc. *                                27,009
       1,300   Medcath Corp. *                                            35,698
       1,100   Medicines Co./The *                                        19,591
         900   Noven Pharmaceuticals, Inc. *                              14,337
       1,500   Omnicell, Inc. *                                           42,810
       1,100   Parexel International Corp. *                              45,397
       2,400   Sun Healthcare Group, Inc. *                               40,104
         600   Sunrise Senior Living, Inc. *                              21,222
       1,300   Trizetto Group *                                           22,763
         400   Ventana Medical Systems, Inc. *                            34,364
         600   WellCare Health Plans, Inc. *                              63,258
         700   Wright Medical Group, Inc. *                               18,774
                                                                  --------------
                                                                       1,006,412
                                                                  --------------
               INDUSTRIALS - 27.56%
       1,900   AAR Corp. *                                                57,646
         500   Actuant Corp., Class A                                     32,485
         800   Advisory Board Co./The *                                   46,776
         400   Aecom Technology Corp. *                                   13,972
       1,100   American Commercial Lines, Inc. *                          26,103
         600   American Reprographics Co. *                               11,232
         800   BE Aerospace, Inc. *                                       33,224

              See accompanying Notes to Portfolios of Investments.

SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
COMMON STOCKS (CONTINUED)
               INDUSTRIALS (CONTINUED)
       1,000   Bucyrus International, Inc., Class A               $       72,930
         900   Cenveo, Inc. *                                             19,467
         300   Clean Harbors, Inc. *                                      13,356
       1,400   COMSYS IT Partners, Inc. *                                 23,534
         600   Continental Airlines, Inc., Class B *                      19,818
         300   CRA International, Inc. *                                  14,457
         800   EnPro Industries, Inc. *                                   32,480
       1,100   FTI Consulting, Inc. *                                     55,341
         800   G&K Services, Inc., Class A                                32,160
         800   General Cable Corp. *                                      53,696
         500   Genesee & Wyoming, Inc., Class A *                         14,420
         400   Geo Group, Inc./The *                                      11,844
       1,400   H&E Equipment Services, Inc. *                             25,172
       1,300   Healthcare Services Group                                  26,351
       1,100   Heico Corp.                                                54,296
       1,900   HUB Group, Inc., Class A *                                 57,057
       1,600   Hudson Highland Group, Inc. *                              20,368
         400   Huron Consulting Group, Inc. *                             29,048
         400   IHS, Inc., Class A *                                       22,596
       1,600   Innovative Solutions & Support, Inc. *                     30,352
       1,200   Interface, Inc., Class A                                   21,660
         500   Kaydon Corp.                                               25,995
         700   Kenexa Corp. *                                             21,546
       1,000   Ladish Co., Inc. *                                         55,480
       1,600   Lan Airlines S.A., ADR                                     25,680
         400   Landstar System, Inc.                                      16,788
       1,700   LMI Aerospace, Inc. *                                      39,355
         900   Middleby Corp. *                                           58,086
         300   M&F Worldwide Corp. *                                      15,057
         700   NCI Building Systems, Inc. *                               30,247
       1,600   On Assignment, Inc. *                                      14,944
         200   Perini Corp. *                                             11,186
         600   Polypore International, Inc. *                              8,436
         500   Quanta Services, Inc. *                                    13,225
         700   RBC Bearings, Inc. *                                       26,845
         300   Robbins & Myers, Inc.                                      17,187
         300   Simpson Manufacturing Co., Inc.                             9,555
         400   Stericycle, Inc. *                                         22,864
         600   TeleTech Holdings, Inc. *                                  14,346
         900   Triumph Group, Inc.                                        73,539
       1,000   UAP Holding Corp.                                          31,360
       1,300   Wabtec Corp.                                               48,698
       1,000   Washington Group International, Inc. *                     87,810
         800   Watsco, Inc.                                               37,144
       2,000   Williams Scotsman International, Inc. *                    55,420
                                                                  --------------
                                                                       1,632,634
                                                                  --------------
               INFORMATION TECHNOLOGY - 18.24%
         200   Anixter International, Inc. *                              16,490
       2,400   Ansoft Corp. *                                             79,152
       1,700   Ansys, Inc. *                                              58,089
       2,400   Arris Group, Inc. *                                        29,640
         800   Blackboard, Inc. *                                         36,672
         300   Cabot Microelectonics Corp. *                              12,825
         300   CACI International, Inc., Class A *                        15,327
         800   Cognex Corp.                                               14,208
       1,100   Comtech Telecommunications Corp. *                         58,839

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
               INFORMATION TECHNOLOGY (CONTINUED)
         900   Cymer, Inc. *                                              34,551
       1,400   Diodes, Inc. *                                             44,940
         900   EMS Technologies, Inc. *                                   22,077
         700   Emulex Corp. *                                             13,419
         300   FARO Technologies, Inc. *                                  13,245
         400   Flir Systems, Inc. *                                       22,156
       2,500   i2 Technologies, Inc. *                                    38,125
       1,500   Infospace, Inc.                                            26,340
         200   Itron, Inc. *                                              18,614
         500   Littelfuse, Inc. *                                         17,845
         300   Loral Space & Communications, Inc. *                       11,925
       1,100   Manhattan Associates, Inc. *                               30,151
         600   Micros Systems, Inc. *                                     39,042
       1,200   Microsemi Corp. *                                          33,456
       1,300   Nice Systems, Ltd., ADR *                                  46,592
         700   Perficient, Inc. *                                         15,309
         400   Quality Systems, Inc.                                      14,652
       1,200   Rackable Systems, Inc. *                                   15,564
       1,400   Red Hat, Inc. *                                            27,818
         300   Rofin-Sinar Technologies, Inc. *                           21,063
         600   SiRF Technology Holdings, Inc. *                           12,810
         700   Standard Microsystems Corp. *                              26,894
       1,200   SYKES Enterprises, Inc. *                                  19,932
         300   Technitrol, Inc.                                            8,085
         300   The9, Ltd., ADR *                                          10,347
         600   THQ, Inc. *                                                14,988
         900   Valueclick, Inc. *                                         20,214
         500   Varian Semiconductor Equipment Associates, Inc. *          26,760
         300   VeriFone Holdings, Inc. *                                  13,299
       1,200   Verint Systems, Inc. *                                     31,200
         700   Wright Express Corp. *                                     25,543
       2,100   Zoran Corp. *                                              42,420
                                                                  --------------
                                                                       1,080,618
                                                                  --------------
               MATERIALS - 5.47%
         800   Airgas, Inc.                                               41,304
         700   AK Steel Holding Corp. *                                   30,765
         700   Century Aluminum Co. *                                     36,855
         400   Greif, Inc., Class A                                       24,272
       1,200   Owens-Illinois, Inc. *                                     49,740
         400   Rock-Tenn Co., Class A                                     11,560
       1,600   Silgan Holdings, Inc.                                      86,000
       1,400   Terra Industries, Inc. *                                   43,764
                                                                  --------------
                                                                         324,260
                                                                  --------------
               TELECOMMUNICATION SERVICES - 1.30%
       2,000   Dobson Communications Corp.,
               Class A *                                                  25,580
       1,400   NTELOS Holdings Corp.                                      41,244
         800   PAETEC Holding Corp. *                                      9,976
                                                                  --------------
                                                                          76,800
                                                                  --------------
               UTILITIES - 0.36%
         200   Energen Corp.                                              11,424
         200   ITC Holdings Corp.                                          9,910
                                                                  --------------
                                                                          21,334
                                                                  --------------
               TOTAL COMMON STOCKS
               (Cost $5,599,898)                                       5,763,328
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
COMMON STOCK UNIT - 0.68%
               ENERGY - 0.68%
       1,100   Copano Energy LLC                                  $       40,403
                                                                  --------------
               TOTAL COMMON STOCK UNIT
               (Cost $45,905)                                             40,403
                                                                  --------------
INVESTMENT COMPANY - 1.36%
      80,590   SSgA Prime Money Market Fund                               80,590
                                                                  --------------
               TOTAL INVESTMENT COMPANY
               (Cost $80,590)                                             80,590
                                                                  --------------
TOTAL INVESTMENTS - 99.33%
(Cost $5,726,393**)                                                    5,884,321
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 0.67%                                  39,819
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $    5,924,140
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $5,735,781.

ADR  American Depositary Receipt.

REIT Real Estate Investment Trust.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

GLOBAL SECURITIES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
COMMON STOCKS - 97.90%
               AUSTRALIA - 6.82%
     124,041   Amcor, Ltd.                                        $      810,423
     101,773   Foster's Group, Ltd. (O)                                  588,351
      44,323   National Australia Bank, Ltd. (O)                       1,558,186
     320,337   Telstra Corp., Ltd.                                     1,236,471
                                                                  --------------
                                                                       4,193,431
                                                                  --------------
               BELGIUM - 0.95%
      19,885   Fortis (O)                                                583,930
                                                                  --------------
               FINLAND - 0.70%
      17,786   UPM-Kymmene OYJ                                           428,962
                                                                  --------------
               FRANCE - 6.97%
       8,686   Carrefour S.A. (O)                                        606,850
      23,193   France Telecom S.A. (O)                                   774,738
       4,177   Renault S.A.                                              603,613
       3,806   Societe Generale (O)                                      636,922
      20,498   Total S.A. (O)                                          1,662,087
                                                                  --------------
                                                                       4,284,210
                                                                  --------------
               GERMANY - 3.90%
       8,026   Bayer AG                                                  637,095
      33,438   Deutsche Telekom AG                                       655,246
       8,822   RWE AG                                                  1,106,498
                                                                  --------------
                                                                       2,398,839
                                                                  --------------
               HONG KONG - 0.90%
     106,500   HongKong Electric Holdings                                554,480
                                                                  --------------
               ITALY - 2.86%
     123,045   Intesa SanPaolo SpA                                       947,496
      94,445   UniCredito Italiano SpA                                   805,833
                                                                  --------------
                                                                       1,753,329
                                                                  --------------
               JAPAN - 7.99%
      14,200   Astellas Pharma, Inc.                                     680,720
      16,000   Canon, Inc.                                               872,803
      15,100   Millea Holdings, Inc. (O)                                 606,943
         174   Nippon Telegraph & Telephone Corp.                        812,929
      12,600   Nitto Denko Corp. (O)                                     585,384
       9,600   Takeda Pharmaceutical Co., Ltd. (O)                       674,856
         142   West Japan Railway Co. (O)                                677,014
                                                                  --------------
                                                                       4,910,649
                                                                  --------------
               NETHERLANDS - 3.09%
      28,889   ING Groep N.V.                                          1,278,870
      32,513   Reed Elsevier N.V.                                        615,852
                                                                  --------------
                                                                       1,894,722
                                                                  --------------
               NEW ZEALAND - 0.53%
      96,408   Telecom Corp. of New Zealand, Ltd. (O)                    326,052
                                                                  --------------
               SINGAPORE - 1.18%
     121,000   Oversea-Chinese Banking Corp.                             725,552
                                                                  --------------

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
               SPAIN - 5.44%
      42,263   Banco Santander S.A.                               $      819,164
      10,525   Iberdrola S.A.                                            616,644
      68,212   Telefonica S.A.                                         1,904,128
                                                                  --------------
                                                                       3,339,936
                                                                  --------------
               SWITZERLAND - 2.52%
      28,122   Novartis AG                                             1,547,945
                                                                  --------------
               TAIWAN - 0.94%
      31,350   Chunghwa Telecom Co., Ltd., ADR                           579,348
                                                                  --------------
               UNITED KINGDOM - 15.88%
      36,044   Aviva PLC                                                 540,860
     100,954   BP PLC                                                  1,168,056
      76,074   GKN PLC                                                   549,053
      83,538   GlaxoSmithKline PLC                                     2,209,013
      77,634   HBOS PLC                                                1,447,471
     109,038   Lloyds TSB Group PLC                                    1,206,013
      34,719   Royal Dutch Shell PLC, A Shares (O)                     1,429,818
      38,334   Unilever PLC                                            1,207,499
                                                                  --------------
                                                                       9,757,783
                                                                  --------------
               UNITED STATES - 37.23%
      10,700   3M Co. (O)                                              1,001,306
      42,700   Alcoa, Inc. (O)                                         1,670,424
      29,600   Bank of America Corp.                                   1,487,992
      14,200   CBS Corp., Class B (O)                                    447,300
      21,400   Chevron Corp.                                           2,002,612
      28,500   Citigroup, Inc.                                         1,330,095
      50,500   ConAgra Foods, Inc.                                     1,319,565
      56,900   General Electric Co.                                    2,355,660
      24,900   Genuine Parts Co. (O)                                   1,245,000
      24,900   HJ Heinz Co. (O)                                        1,150,380
      14,900   Merck & Co., Inc.                                         770,181
      61,300   Microsoft Corp.                                         1,805,898
      32,000   Oracle Corp. *                                            692,800
      49,600   Pfizer, Inc.                                            1,211,728
      35,600   Verizon Communications, Inc.                            1,576,368
      22,900   Wachovia Corp. (O)                                      1,148,435
      37,300   Wyeth                                                   1,661,715
                                                                  --------------
                                                                      22,877,459
                                                                  --------------
               TOTAL COMMON STOCKS
               (Cost $58,823,218)                                     60,156,627
                                                                  --------------
WARRANTS AND RIGHTS - 0.17%
               BELGIUM - 0.17%
      19,885   Fortis
               Exp. 10/09/07 (Exercise Price $21.33) (O)*                105,475
                                                                  --------------
               TOTAL WARRANTS AND RIGHTS                                 105,475
                                                                  --------------
               (Cost $143,972)

              See accompanying Notes to Portfolios of Investments.


GLOBAL SECURITIES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
INVESTMENT COMPANY - 1.47%
               UNITED STATES - 1.47%
     902,010   SSgA Prime Money Market Fund                       $      902,010
                                                                  --------------
               TOTAL INVESTMENT COMPANY
               (Cost $902,010)                                           902,010
                                                                  --------------
COLLATERAL FOR SECURITIES ON LOAN - 20.86%
               UNITED STATES - 20.86%
  12,818,012   State Street Navigator Securities
               Lending Prime Portfolio (I)                            12,818,012
                                                                  --------------
               TOTAL COLLATERAL FOR SECURITIES ON LOAN
               (Cost $12,818,012)                                     12,818,012
                                                                  --------------
TOTAL INVESTMENTS - 120.40%
(Cost $72,687,212**)                                                  73,982,124
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (20.40)%                          (12,534,003)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $   61,448,121
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $72,882,946.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

ADR  American Depositary Receipt.

PLC  Public Limited Company.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

OTHER INFORMATION:

Industry Concentration

                                         % of Net
                                          Assets
                                         --------
Commercial Banks                           15.1%
Pharmaceuticals                            14.2%
Diversified Telecommunication Services     12.8%
Oil, Gas & Consumable Fuels                10.2%
Diversified Financial Services              7.8%
Food Products                               6.0%
Industrial Conglomerates                    5.5%
Software                                    4.1%
Metals & Mining                             2.7%
Distributors                                2.0%
Chemicals                                   2.0%
Net Other Assets & Liabilities              1.9%
Electric Utilities                          1.9%
Insurance                                   1.9%
Multi-Utilities                             1.8%
Media                                       1.7%
Office Electronics                          1.4%
Containers & Packaging                      1.3%
Road & Rail                                 1.1%
Food & Staples Retailing                    1.0%
Automobiles                                 1.0%
Beverages                                   1.0%
Auto Components                             0.9%
Paper & Forest Products                     0.7%
                                          -----
                                          100.0%
                                          =====

FORWARD FOREIGN CURRENCY CONTRACTS:

            SETTLEMENT     LOCAL                                 APPRECIATION/
CURRENCY       DATE        AMOUNT    FACE AMOUNT      VALUE     (DEPRECIATION)
---------   ----------   ---------   -----------   ----------   -------------
GBP(sell)    10/31/07    1,269,000   $2,582,567    $2,585,152      $(2,585)

              See accompanying Notes to Portfolios of Investments.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
COMMON STOCKS - 95.35%
               ARGENTINA - 0.32%
      11,400   Tenaris S.A., ADR                                  $      599,868
                                                                  --------------
               AUSTRALIA - 0.34%
      30,083   ABC Learning Centres, Ltd. (O)                            174,975
      43,594   Fairfax Media, Ltd. (O)                                   182,162
      21,665   James Hardie Industries N.V.                              136,754
      48,966   Macquarie Infrastructure Group (O)                        135,251
                                                                  --------------
                                                                         629,142
                                                                  --------------
               AUSTRIA - 0.10%
       7,036   CAT Oil AG *                                              179,600
                                                                  --------------
               BAHRAIN - 0.08%
         220   Investcorp Bank BSC, GDR                                    5,995
       5,173   Investcorp Bank BSC, GDR (C)                              134,705
                                                                  --------------
                                                                         140,700
                                                                  --------------
               BELGIUM - 1.46%
      28,232   InBev N.V.                                              2,551,764
       4,194   Telenet Group Holding N.V. *                              145,524
                                                                  --------------
                                                                       2,697,288
                                                                  --------------
               BRAZIL - 1.27%
       3,170   Brasil Telecom Participacoes S.A., ADR                    236,545
      10,200   Empresa Brasileira de Aeronautica S.A., ADR               447,984
      32,800   JHSF Participacoes S.A. *                                 174,540
       6,540   Petroleo Brasileiro S.A., ADR                             493,770
      19,749   Redecard S.A. *                                           367,874
      14,558   Souza Cruz S.A.                                           377,430
       9,380   Tam S.A., ADR                                             257,012
                                                                  --------------
                                                                       2,355,155
                                                                  --------------
               EGYPT - 0.67%
       3,897   Eastern Tobacco                                           278,980
       7,510   Orascom Construction Industries                           629,738
      25,120   Orascom Telecom Holding S.A.E.                            328,190
                                                                  --------------
                                                                       1,236,908
                                                                  --------------
               FINLAND - 2.20%
       3,760   Konecranes OYJ                                            150,837
      97,900   Nokia OYJ                                               3,711,571
       6,983   Sampo OYJ, A Shares                                       212,605
                                                                  --------------
                                                                       4,075,013
                                                                  --------------
               FRANCE - 8.87%
      29,580   AXA S.A.                                                1,319,976
      16,650   BNP Paribas                                             1,816,983
       2,433   Carbone Lorraine                                          188,389
      58,300   Gaz de France S.A. (O)                                  3,021,078
       8,674   Lafarge S.A. (O)                                        1,340,183
       2,147   Neopost S.A.                                              302,017
      44,512   Sanofi-Aventis (O)                                      3,758,653
      57,587   Total S.A. (O)                                          4,669,460
                                                                  --------------
                                                                      16,416,739
                                                                  --------------

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
               GERMANY - 10.87%
       2,949   Aareal Bank AG                                     $      144,680
      23,700   Adidas AG                                               1,550,319
       9,400   Allianz SE                                              2,190,228
       6,353   Compugroup Holding AG *                                   133,256
      16,850   Continental AG                                          2,323,791
      47,000   DaimlerChrysler AG                                      4,721,321
      90,000   Deutsche Post AG                                        2,610,884
      14,300   E.ON AG                                                 2,636,678
       3,313   Kloeckner & Co. AG                                        228,354
       2,190   Pfeiffer Vacuum Technology AG                             198,193
       2,720   SGL Carbon AG (O)*                                        155,493
      22,319   Siemens AG                                              3,060,249
       5,685   Symrise AG *                                              150,369
                                                                  --------------
                                                                      20,103,815
                                                                  --------------
               GREECE - 0.94%
      23,070   National Bank of Greece S.A.                            1,466,459
       7,557   Piraeus Bank S.A.                                         269,306
                                                                  --------------
                                                                       1,735,765
                                                                  --------------
               HONG KONG - 0.19%
      22,265   Esprit Holdings, Ltd.                                     353,922
                                                                  --------------
               HUNGARY - 0.11%
         929   Richter Gedeon Nyrt.                                      197,965
                                                                  --------------
               INDIA - 1.89%
       4,179   Grasim Industries, Ltd.                                   368,635
      15,855   Hero Honda Motors, Ltd.                                   294,878
      87,018   Hindustan Unilever, Ltd.                                  481,523
      23,867   Oil & Natural Gas Corp., Ltd.                             581,589
      22,100   Punjab National Bank, Ltd.                                301,710
      43,004   Satyam Computer Services, Ltd.                            482,301
      19,880   State Bank of India, Ltd.                                 976,376
                                                                  --------------
                                                                       3,487,012
                                                                  --------------
               INDONESIA - 0.61%
     609,700   Bank Mandiri Persero Tbk PT                               235,013
     191,000   PT Astra International Tbk                                402,050
       5,190   Telekomunikasi Indonesia Tbk PT, ADR                      253,376
     266,000   United Tractors Tbk PT                                    238,513
                                                                  --------------
                                                                       1,128,952
                                                                  --------------
               IRELAND - 1.61%
      15,055   Anglo Irish Bank Corp. PLC                                283,888
      56,364   Bank of Ireland                                         1,041,982
      35,891   CRH PLC                                                 1,421,431
       7,863   DCC PLC                                                   231,459
                                                                  --------------
                                                                       2,978,760
                                                                  --------------
               ISRAEL - 0.45%
     103,328   Bank Hapoalim B.M.                                        527,315
      33,360   Israel Chemicals, Ltd.                                    305,779
                                                                  --------------
                                                                         833,094
                                                                  --------------
               ITALY - 2.81%
      27,235   Aicon SpA *                                               139,426
      68,800   ENI SpA                                                 2,542,785
     294,235   UniCredito Italiano SpA                                 2,510,502
                                                                  --------------
                                                                       5,192,713
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
COMMON STOCKS (CONTINUED)
               JAPAN - 14.18%
       3,760   ABC-Mart, Inc. (O)                                 $       81,618
       7,240   Asahi Pretec Corp. (O)                                    236,210
      24,300   Canon, Inc.                                             1,325,570
       7,980   Chiyoda Corp. (O)                                         143,715
          65   Creed Corp. (O)                                           148,164
      53,150   Daito Trust Construction Co., Ltd. (O)                  2,561,780
       5,080   Don Quijote Co., Ltd. (O)                                 104,968
         213   East Japan Railway Co. (O)                              1,678,946
       5,740   Eizo Nanao Corp. (O)                                      188,770
       4,700   Hisamitsu Pharmaceutical Co., Inc. (O)                    127,580
      41,000   HOYA Corp. (O)                                          1,398,295
      11,910   Ichiyoshi Securities Co., Ltd. (O)                        126,312
       4,140   Ito En, Ltd. (O)                                          100,853
       2,810   Jafco Co., Ltd. (O)                                       104,146
         407   Japan Tobacco, Inc. (O)                                 2,234,357
      62,580   JSR Corp. (O)                                           1,532,649
         181   KK DaVinci Advisors (O)*                                  135,900
       5,740   Konami Corp. (O)                                          156,309
       6,580   Mars Engineering Corp. (O)                                120,792
       8,270   MISUMI Group, Inc. (O)                                    140,304
      23,300   Nidec Corp. (O)                                         1,627,797
      81,100   Nomura Holdings, Inc. (O)                               1,358,958
      12,070   OSG Corp. (O)                                             125,594
       2,600   Secom Techno Service Co., Ltd.                             84,148
         260   Sumitomo Mitsui Financial Group, Inc. (O)               2,024,534
     194,000   Sumitomo Trust & Banking Co., Ltd./ The (O)             1,466,730
      13,620   Suruga Bank, Ltd. (O)                                     166,251
       3,570   Sysmex Corp. (O)                                          137,593
      19,600   Takeda Pharmaceutical Co., Ltd. (O)                     1,377,832
      62,040   THK Co., Ltd. (O)                                       1,308,918
     493,000   Tokyo Gas Co., Ltd. (O)                                 2,294,719
       1,820   USS Co., Ltd.                                             119,549
      15,200   Yamada Denki Co., Ltd. (O)                              1,503,602
                                                                  --------------
                                                                      26,243,463
                                                                  --------------
               MALAYSIA - 0.05%
       5,800   British American Tobacco Malaysia Bhd                      70,213
      31,800   PLUS Expressways Bhd                                       29,677
                                                                  --------------
                                                                          99,890
                                                                  --------------
               MEXICO - 0.81%
      15,436   Cemex SAB de C.V., ADR *                                  461,845
       8,590   Desarrolladora Homex SAB de C.V., ADR *                   476,745
       4,490   Fomento Economico Mexicano SAB de C.V., ADR               167,926
      10,000   Grupo Televisa S.A., ADR                                  241,700
      33,850   Kimberly-Clark de Mexico SAB de
               C.V., Class A                                             152,615
                                                                  --------------
                                                                       1,500,831
                                                                  --------------
               NETHERLANDS - 2.95%
       4,155   Advanced Metallurgical Group N.V. *                       226,300
       5,387   Boskalis Westminster                                      270,878

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
               NETHERLANDS (CONTINUED)
       3,517   Fugro N.V.                                         $      284,727
      24,000   Heineken N.V.                                           1,570,626
       1,467   Hunter Douglas N.V.                                       131,427
       6,812   Ordina N.V.                                               125,737
       5,108   SBM Offshore N.V.                                         200,264
      56,838   TNT N.V.                                                2,376,299
       4,742   USG People N.V.                                           134,800
       8,044   Wavin N.V.                                                143,445
                                                                  --------------
                                                                       5,464,503
                                                                  --------------
               NEW ZEALAND - 0.63%
     345,777   Telecom Corp. of New Zealand, Ltd. (O)                  1,169,419
                                                                  --------------
               NORWAY - 0.20%
       6,510   Acergy S.A. (O)                                           192,760
      15,530   Songa Offshore ASA *                                      172,172
                                                                  --------------
                                                                         364,932
                                                                  --------------
               PHILIPPINES - 0.41%
      11,840   Philippine Long Distance Telephone
               Co., ADR                                                  761,786
                                                                  --------------
               PORTUGAL - 0.07%
      18,683   Banif SGPS S.A.                                           127,527
                                                                  --------------
               RUSSIA - 1.07%
       4,260   Evraz Group S.A., GDR                                     269,658
       8,890   Mobile Telesystems OJSC, ADR                              616,166
      12,230   Oriflame Cosmetics S.A., SDR                              738,459
     104,648   TNK-BP Holding                                            214,529
         500   Vsmpo-Avisma Corp.                                        144,000
                                                                  --------------
                                                                       1,982,812
                                                                  --------------
               SINGAPORE - 1.77%
   1,211,000   Singapore Telecommunications, Ltd.                      3,279,919
                                                                  --------------
               SOUTH AFRICA - 1.88%
      18,623   Aquarius Platinum, Ltd.                                   653,059
      30,814   Imperial Holdings, Ltd.                                   577,603
      18,736   Kumba Iron Ore, Ltd.                                      615,286
      16,182   Murray & Roberts Holdings, Ltd.                           211,295
      13,694   Naspers, Ltd.                                             380,103
       3,600   Nedbank Group, Ltd.                                        65,394
      35,110   Pretoria Portland Cement Co., Ltd.                        243,865
      57,217   Sanlam, Ltd.                                              185,156
      84,622   Steinhoff International Holdings, Ltd.                    239,778
      64,898   Truworths International, Ltd.                             298,090
                                                                  --------------
                                                                       3,469,629
                                                                  --------------
               SOUTH KOREA - 2.28%
         250   Amorepacific Corp.                                        186,581
       1,155   GS Engineering & Construction Corp.                       200,672
       2,887   Hite Brewery Co., Ltd.                                    403,798
       7,960   Kangwon Land, Inc.                                        234,847
      13,003   Kookmin Bank                                            1,082,695
       2,550   Samsung Electronics Co., Ltd., GDR (C)                    800,063

              See accompanying Notes to Portfolios of Investments.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
COMMON STOCKS (CONTINUED)
               SOUTH KOREA (CONTINUED)
      12,190   Shinhan Financial Group Co., Ltd.                  $      796,549
         416   SK Telecom Co., Ltd.                                       95,460
       3,300   SK Telecom Co., Ltd., ADR                                  98,010
       9,980   Woongjin Coway Co., Ltd.                                  327,705
                                                                  --------------
                                                                       4,226,380
                                                                  --------------
               SPAIN - 1.72%
       2,915   Abengoa S.A. (O)                                          115,280
     115,562   Banco Bilbao Vizcaya Argentaria S.A. (O)                2,701,667
       7,899   Indra Sistemas S.A. (O)                                   213,086
       4,053   Prosegur Cia de Seguridad S.A.                            146,971
                                                                  --------------
                                                                       3,177,004
                                                                  --------------
               SWEDEN - 1.44%
      14,060   Elekta AB, B Shares (O)                                   227,981
       6,560   Getinge AB, B Shares                                      158,034
      13,240   KappAhl Holding AB                                        139,034
     536,900   Telefonaktiebolaget LM Ericsson,
               B Shares                                                2,139,126
                                                                  --------------
                                                                       2,664,175
                                                                  --------------
               SWITZERLAND - 7.08%
          37   Bank Sarasin & Cie AG, Series B                           162,296
         310   Banque Cantonale Vaudoise                                 138,766
         660   Burckhardt Compression Holding AG                         144,751
      36,730   Credit Suisse Group                                     2,432,409
       9,215   Nestle S.A.                                             4,128,888
      83,297   Novartis AG                                             4,584,992
          78   Sika AG                                                   151,556
       1,600   Swissquote Group Holding S.A.                              88,276
       4,210   Zurich Financial Services AG                            1,259,664
                                                                  --------------
                                                                      13,091,598
                                                                  --------------
               TAIWAN - 1.14%
      65,096   Advantech Co., Ltd.                                       192,884
     528,672   Chinatrust Financial Holding Co., Ltd. *                  387,979
     363,000   Fubon Financial Holding Co., Ltd.                         309,776
      77,027   HON HAI Precision Industry Co., Ltd.                      580,623
      55,159   Novatek Microelectronics Corp., Ltd.                      240,006
     206,762   Taiwan Semiconductor
               Manufacturing Co., Ltd.                                   402,944
                                                                  --------------
                                                                       2,114,212
                                                                  --------------
               THAILAND - 0.16%
     122,600   Kasikornbank PCL                                          295,098
                                                                  --------------
               TURKEY - 0.84%
      18,200   Ford Otomotiv Sanayi AS                                   192,505
      60,085   Turkcell Iletisim Hizmet AS                               506,439
      25,451   Turkcell Iletisim Hizmet AS, ADR                          541,597
      50,820   Turkiye Is Bankasi                                        306,562
                                                                  --------------
                                                                       1,547,103
                                                                  --------------

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
               UNITED KINGDOM - 21.88%
      29,865   Ashmore Group PLC                                  $      176,577
      47,871   Ashtead Group PLC                                         101,503
     316,573   BAE Systems PLC                                         3,185,190
     277,475   BP PLC                                                  3,210,436
      62,200   British American Tobacco PLC                            2,221,768
           1   Bunzl PLC                                                      14
       9,856   Charter PLC *                                             237,717
       5,643   Chemring Group PLC                                        207,664
     127,600   Diageo PLC                                              2,794,018
      43,163   Enodis PLC                                                153,561
      12,196   Enterprise Inns PLC                                       147,202
      30,212   Filtrona PLC                                              140,747
     132,400   GlaxoSmithKline PLC                                     3,501,082
      74,000   HSBC Holdings PLC                                       1,364,629
      46,256   Imperial Tobacco Group PLC                              2,113,412
      10,329   Intertek Group PLC                                        199,426
     450,300   ITV PLC                                                   941,941
     166,600   Lloyds TSB Group PLC                                    1,842,676
      20,010   Man Group PLC                                             225,808
      83,212   National Grid PLC                                       1,330,076
       9,568   Northgate PLC                                             180,442
     541,788   Old Mutual PLC                                          1,770,668
     133,350   Prudential PLC                                          2,043,131
      36,700   Reckitt Benckiser PLC                                   2,148,942
      63,259   Regus Group PLC                                           158,636
      37,990   Sepura, Ltd. *                                            135,157
     241,600   Tesco PLC                                               2,163,630
      68,200   Unilever PLC                                            2,148,261
      18,074   Vanco PLC (O)*                                             57,116
      10,864   Victrex PLC                                               146,187
   1,443,462   Vodafone Group PLC                                      5,194,268
      18,438   William Hill PLC                                          241,901
                                                                  --------------
                                                                      40,483,786
                                                                  --------------
               TOTAL COMMON STOCKS
               (Cost $139,206,290)                                   176,406,478
                                                                  --------------
COMMON STOCK UNIT - 0.10%
               IRELAND - 0.10%
      16,277   Grafton Group PLC *                                       181,792
                                                                  --------------
               TOTAL COMMON STOCK UNIT
               (Cost $168,316)                                           181,792
                                                                  --------------
PREFERRED STOCKS - 1.46%
               BRAZIL - 1.33%
   6,822,700   AES Tiete S.A.                                            237,085
         976   Bradespar S.A.                                             55,658
      13,520   Cia Energetica de Minas Gerais                            287,190
      47,836   Cia Vale do Rio Doce                                    1,360,043
      12,040   Iochpe Maxion S.A.                                        202,306
      84,470   Klabin S.A.                                               322,053
                                                                  --------------
                                                                       2,464,335
                                                                  --------------
               GERMANY - 0.12%
       2,304   Fuchs Petrolub AG                                         212,049
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                            (Note 1)
------------                                                      --------------
PREFERRED STOCKS (CONTINUED)
               JAPAN - 0.01%
       1,281   Ito En, Ltd.                                       $       25,466
                                                                  --------------
               TOTAL PREFERRED STOCKS
               (Cost $1,102,234)                                       2,701,850
                                                                  --------------
INVESTMENT COMPANY - 2.30%
               UNITED STATES - 2.30%
   4,257,213   SSgA Prime Money Market Fund                            4,257,213
                                                                  --------------
               TOTAL INVESTMENT COMPANY
               (Cost $4,257,213)                                       4,257,213
                                                                  --------------
COLLATERAL FOR SECURITIES ON LOAN - 16.86%
               UNITED STATES - 16.86%
  31,198,071   State Street Navigator Securities
               Lending Prime Portfolio (I)                            31,198,071
                                                                  --------------
               TOTAL COLLATERAL FOR SECURITIES ON LOAN
               (Cost $31,198,071)                                     31,198,071
                                                                  --------------
TOTAL INVESTMENTS - 116.07%
(Cost $175,932,124**)                                                214,745,404
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (16.07)%                          (29,725,329)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  185,020,075
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $176,448,324.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

PLC  Public Limited Company.

SDR  Swedish Depositary Receipt.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

OTHER INFORMATION:

Industry Concentration

                                         % of Net Assets
                                         ---------------
Commercial Banks                               10.5%
Pharmaceuticals                                 7.3%
Oil, Gas & Consumable Fuels                     6.5%
Insurance                                       4.9%
Beverages                                       4.1%
Tobacco                                         3.9%
Wireless Telecommunication Services             3.8%
Food Products                                   3.4%
Diversified Telecommunication Services          3.4%
Communications Equipment                        3.2%
Net Other Assets & Liabilities                  3.1%
Automobiles                                     3.0%
Gas Utilities                                   2.9%
Air Freight & Logistics                         2.8%
Capital Markets                                 2.5%
Electronic Equipment & Instruments              2.5%
Electric Utilities                              2.4%
Metals & Mining                                 2.2%
Construction Materials                          2.1%
Aerospace & Defense                             2.1%
Diversified Financial Services                  2.0%
Electrical Equipment                            1.8%
Real Estate Management & Development            1.6%
Household Products                              1.5%
Machinery                                       1.4%
Auto Components                                 1.4%
Chemicals                                       1.2%
Food & Staples Retailing                        1.2%
Textiles, Apparel & Luxury Goods                1.1%
Commercial Services & Supplies                  1.0%
Media                                           0.9%
Road & Rail                                     0.9%
Office Electronics                              0.9%
Specialty Retail                                0.9%
Construction & Engineering                      0.8%
IT Services                                     0.6%
Personal Products                               0.5%
Household Durables                              0.5%
Distributors                                    0.4%
Energy Equipment & Services                     0.4%
Semiconductors &
   Semiconductor Equipment                      0.3%
Building Products                               0.3%
Hotels, Restaurants & Leisure                   0.3%
Industrial Conglomerates                        0.3%
Health Care Equipment & Supplies                0.3%
Paper & Forest Products                         0.2%
Leisure Equipment & Products                    0.1%
Computers & Peripherals                         0.1%
Marine                                          0.1%
Transportation Infrastructure                   0.1%
Software                                        0.1%
Health Care Technology                          0.1%
Multiline Retail                                0.1%
                                              -----
                                              100.0%
                                              =====

              See accompanying Notes to Portfolios of Investments.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

GENERAL INFORMATION

The Ultra Series Fund (the "Trust"), a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is a series fund with 15 investment portfolios (collectively, the "Funds", individually, each a "fund"), each with different investment objectives and policies. The series currently available are the Money Market Fund, Bond Fund, High Income Fund, Diversified Income Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund, Small Cap Growth Fund, Global Securities Fund, International Stock Fund (collectively, the "Core Funds") and the Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund (collectively, the "Allocation Funds"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of the Trust without par value. As of the date of this report, the trustees have authorized the issuance of one class of shares of the Funds designated as Class Z. Class Z shares are offered to separate accounts (the "Accounts") of CUNA Mutual Life Insurance Company and to qualified pension and retirement plans of CUNA Mutual Life Insurance Company or its affiliates ("CUNA Mutual Group"). The Trust may, in the future, offer other share classes to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with CUNA Mutual Group. The Trust does not offer shares directly to the general public. Subsequent to the date of this report, on October 1, 2007, the Trust added three new investment portfolios to its series: Target Retirement 2020 Fund, Target Retirement 2030 Fund and Target Retirement 2040 Fund. Future reports issued by the Trust will include information on these Funds.

1. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

Portfolio Valuation

Securities and other investments are valued as follows: Equity securities and exchange-traded funds (ETFs) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (ONASDAQO) are valued at the last listed or traded sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Fund or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value (NAV) which is calculated as of 3:00 p.m. Central Time on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Since the assets of the Allocation Funds consist primarily of shares of the underlying funds, the NAV of each Allocation Fund is determined based on the NAV's of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange on which the contracts are primarily traded. The Trust's Valuation Committee (the "CommitteeO) shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.

The value of all assets and liabilities denominated in foreign currencies will be converted into U.S. dollar values using the current exchange rate.

All other securities for which either quotations are not readily available, no other sales have occurred, or do not in MEMBERS Capital Advisors' (the OInvestment AdviserO) opinion, reflect the current market value are appraised at their fair values as determined in good faith by the Investment Adviser and under the general supervision of the Board of Trustees. Because the Allocation Funds will only

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair" value any of the investments of the Allocation Funds. However, an underlying fund may need to "fair" value one or more of its investments.

A fund's investments (or underlying fund) will be valued at fair value if in the judgment of the Committee an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated at 3:00 p.m. Central Time. Significant events may include, but are not limited to the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; depositary receipts; currency spot or forward markets that trade after pricing of foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Fund.

Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

Federal Income Taxes

As required, the funds adopted FIN 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109,O effective June 29, 2007 for all open tax years and have determined that no material uncertain tax positions exist.

Repurchase Agreements

Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with Oprimary dealersO in U.S. Government securities. At September 30, 2007, none of the funds have open repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the funds' custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that the repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience one or more of the following: delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing it rights.

Foreign Currency Transactions

The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

Each fund, except the Money Market Fund, reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

The funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts

Each fund, except the Money Market Fund, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The funds' net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The funds realize a gain or a loss at the time the

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

forward foreign currency exchange contracts are settled or closed out with an offsetting contract. As of September 30, 2007, the Global Securities Fund had open forward foreign currency exchange contracts.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or other liquid assets in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

Futures Contracts

Each fund, except the Money Market Fund, may purchase and sell futures contracts and purchase and write options on futures contracts. The funds will engage in futures contracts or related options transactions to hedge certain market positions. Upon entering into a futures contract, the fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as Ovariation margin,O are made or received by the fund each day, depending on the daily fluctuations in the fair value of the futures contract. When a fund enters into a futures contract, the fund segregates in cash or other liquid assets, in an amount equal in value to the fund's commitment. The fund recognizes a gain or loss equal to the daily change in the value of the futures contracts. Should market conditions move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. As of September 30, 2007, none of the funds have open futures contracts.

Delayed Delivery Securities

Each fund may purchase securities on a when-issued or delayed delivery basis. OWhen-issuedO refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often more than a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates in cash or other liquid assets in an amount equal in value to the fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of September 30, 2007, only the High Income Fund had entered into such transactions, the market values of which are identified in each of the fund's Portfolio of Investments.

New Accounting Pronouncements

FASB also issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands financial statement disclosures about fair value measurements. Management is currently evaluating the application of FAS 157 to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds' financial statements.

2. FOREIGN SECURITIES

Each fund may invest in foreign securities, however, the Money Market Fund is limited to U.S. dollar-denominated foreign money market securities. Foreign securities refer to securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., (2) issued by foreign governments or their agencies or instrumentalities, (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency. Foreign securities include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Swedish Depositary Receipts ("SDRs") and foreign money market securities. Dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

3. SECURITIES LENDING

The Core Funds, except the Money Market Fund, entered into a Securities Lending Agreement (the OAgreementO) with State Street Bank and Trust Company (OState StreetO). Under the terms of the Agreement, the funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. At September 30, 2007, cash collateral received for funds engaged in securities lending was invested in the State Street Navigator Securities Lending Prime

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

Portfolio. Additionally, the Bond, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap Value, and Mid Cap Growth Funds received non-cash collateral, which they are not permitted to sell or repledge, in the amounts of $16,038,165, $9,651,923, $4,245,740, $14,249,625, $4,168,984, and $2,814,045,
respectively. The value of all cash collateral is included within each fund's Portfolio of Investments. The value of securities on loan at September 30, 2007 is as follows:

FUND                  VALUE OF SECURITIES ON LOAN
----                  ---------------------------
Bond                          $172,453,251
High Income                   $ 20,726,991
Diversified Income            $110,092,701
Large Cap Value               $ 38,568,724
Large Cap Growth              $ 54,436,759
Mid Cap Value                 $ 90,734,559
Mid Cap Growth                $104,364,378
Global Securities             $ 12,322,464
International Stock           $ 29,671,173

The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

4. TAX INFORMATION

At September 30, 2007, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

FUND                      APPRECIATION   DEPRECIATION        NET
----                      ------------   ------------   ------------
Conservative Allocation   $    801,677   $   (171,545)  $    630,132
Moderate Allocation          6,323,536       (568,106)     5,755,430
Aggressive Allocation        4,241,655             --      4,241,655
Bond                         4,869,870    (15,348,149)   (10,478,279)
High Income                  1,597,292     (3,520,782)    (1,923,490)
Diversified Income          50,904,083    (10,519,909)    40,384,174
Large Cap Value            334,878,901    (16,877,205)   318,001,696
Large Cap Growth           124,809,125    (10,647,068)   114,162,057
Mid Cap Value               55,179,362    (12,324,829)    42,854,533
Mid Cap Growth              53,684,582    (15,591,408)    38,093,174
Small Cap Value(1)             205,702       (463,906)      (258,204)
Small Cap Growth(1)            444,167       (295,627)       148,540
Global Securities            3,311,141     (2,211,963)     1,099,178
International Stock         41,561,771     (3,264,691)    38,297,080

----------
(1)  Commenced investment operations on May 1, 2007

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses.

5. CONCENTRATION OF RISK

Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The High Income Fund, Mid Cap Growth Fund, International Stock Fund, and the Global Securities Fund enter into these contracts primarily to protect these funds from adverse currency movements.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized ratings agencies (so-called Ojunk bondsO). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

The Allocation Funds are fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the "underlying funds") including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Additionally, the Allocation Funds are subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

6. AFFILIATED COMPANY TRANSACTIONS

The Allocation Funds invest in underlying funds, of which certain underlying funds may be deemed to be under common control because of the same Board of Trustees (the "affiliated underlying funds"),. A summary of the transactions with each affiliated underlying fund during the nine-month period ended September 30, 2007 follows:

                               Balance of
                                 Shares                                Balance of
                                 Held at      Gross                    Shares Held     Value at                     Distributions
    Fund/Underlying Fund       12/31/2006   Additions   Gross Sales   at 9/30/2007     9/30/2007    Realized Loss    Received(2)
    --------------------       ----------   ---------   -----------   ------------   ------------   -------------   -------------
CONSERVATIVE ALLOCATION FUND
MEMBERS Bond Fund
   Class Y                        274,769     531,059      267,201       538,627      $ 5,246,225     $(10,616)       $ 111,335
MEMBERS Cash Reserves
   Fund Class Y                 1,078,886   2,203,443    3,282,329            --               --           --           37,140
MEMBERS High Income Fund
   Class Y                         57,564     244,434       11,634       290,364        2,113,848         (547)          63,895
MEMBERS International
   Stock Fund Class Y              30,879     118,458        7,676       141,661        2,320,407       (5,036)              --
MEMBERS Large Cap Growth
   Fund Class Y(1)                 65,847     255,651       14,613       306,885        5,180,211        6,168               --
MEMBERS Large Cap Value
   Fund Class Y                    49,158     191,715       11,828       229,045        3,866,280         (671)              --
MEMBERS Mid Cap Growth
   Fund Class Y(1)                 49,247     183,507       12,379       220,375        1,624,167          256               --
                                                                                      -----------     --------        ---------
   TOTALS                                                                             $20,351,138     $(10,446)       $ 212,370
                                                                                      ===========     ========        =========

(1)  Non-income producing.

(2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds if any.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                               Balance of
                                 Shares                                Balance of
                                 Held at      Gross                    Shares Held     Value at                     Distributions
    Fund/Underlying Fund       12/31/2006   Additions   Gross Sales   at 9/30/2007     9/30/2007    Realized Loss    Received(2)
    --------------------       ----------   ---------   -----------   ------------   ------------   -------------   -------------
MODERATE ALLOCATION FUND
MEMBERS Bond Fund Class Y         379,093   1,394,538       44,607      1,729,024    $ 16,840,698     $  (4,324)       $339,774
MEMBERS Cash Reserves
   Fund Class Y                 1,864,303   3,269,683    5,133,986             --              --            --          67,644
MEMBERS High Income Fund
   Class Y                        340,940   1,225,439       28,881      1,537,498      11,192,984        (1,424)        369,456
MEMBERS International
   Stock Fund Class Y             320,748   1,024,352       43,052      1,302,048      21,327,553       (47,863)             --
MEMBERS Large Cap Growth
   Fund Class Y(1)                385,735     913,299      143,726      1,155,308      19,501,593         3,931              --
MEMBERS Large Cap Value
   Fund Class Y                   267,282     874,004       33,477      1,107,809      18,699,812        (8,227)             --
MEMBERS Mid Cap Growth
   Fund Class Y(1)                590,989   1,403,012      228,455      1,765,546      13,012,077        (8,812)             --
MEMBERS Mid Cap Value
   Fund Class Y                   177,595     429,125       67,259        539,461       7,455,354      (162,715)             --
MEMBERS Small Cap Growth
   Fund Class Y(1)                     --     729,646       14,459        715,187       7,809,838        (3,711)             --
MEMBERS Small Cap Value
   Fund Class Y(1)                     --     555,938       10,600        545,338       5,611,529        (2,705)             --
                                                                                     ------------     ---------        --------
   TOTALS                                                                            $121,451,438     $(235,850)       $776,874
                                                                                     ============     =========        ========

                               Balance of
                                 Shares                                Balance of
                                 Held at      Gross                    Shares Held     Value at        Realized     Distributions
   Fund/Underlying Fund        12/31/2006   Additions   Gross Sales   at 9/30/2007     9/30/2007     Gain (Loss)     Received(2)
   --------------------        ----------   ---------   -----------   ------------   ------------   -------------   -------------
AGGRESSIVE ALLOCATION FUND
MEMBERS International                                                                                                    $--
   Stock Fund Class Y            352,708      560,628      50,026        863,310      $14,141,011     $ (30,699)          --
MEMBERS Large Cap Growth
   Fund Class Y(1)               290,110      330,923     128,025        493,008        8,321,982        65,206           --
MEMBERS Large Cap Value
   Fund Class Y                  197,769      312,958      26,111        484,616        8,180,321        12,220           --
MEMBERS Mid Cap Growth
   Fund Class Y(1)               480,046      557,857     205,753        832,150        6,132,947        66,663           --
MEMBERS Mid Cap Value
   Fund Class Y                  189,891      223,410      67,999        345,302        4,772,072      (151,571)          --
MEMBERS Small Cap Growth
   Fund Class Y(1)                    --      403,369      18,451        384,918        4,203,306       (10,211)          --
MEMBERS Small Cap Value
   Fund Class Y(1)                    --      397,244       7,300        389,944        4,012,528        (2,118)          --
                                                                                      -----------     ---------          ---
   TOTALS                                                                             $49,764,167     $ (50,510)         $--
                                                                                      ===========     =========          ===

(1)  Non-income producing.

(2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds if any.

OTHER INFORMATION (UNAUDITED)

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Trust to vote proxies related to portfolio securities is available to shareholders at no cost on the SEC's website at www.sec.gov or by calling CUNA Mutual Life Insurance Company at 1-800-798-5500. The proxy voting records for the Funds for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the SEC's website at www.sec.gov.

ANNUAL AND SEMIANNUAL REPORTS

The Trust's annual and semiannual reports provide additional information about each fund's investments. The reports contain a discussion of the market conditions and investment strategies that significantly affected each fund's performance during the last fiscal year, except the Money Market Fund, and financial statements for the funds. The reports are available to shareholders at no cost on the SEC's website at www.sec.gov or by contacting your broker or calling CUNA Mutual Life Insurance Company at 1-800-798-5500.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 EXHIBITS

Separate certifications for each principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act pursuant to Section 302 of the Sarbanes Oxley Act of 2002, are filed herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ULTRA SERIES FUND


By: /s/ David P. Marks
    ---------------------------------
    David P. Marks
    President

Date: 11/26/07

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ David P. Marks
    ---------------------------------
    David P. Marks
    President, Ultra Series Fund

Date: 11/26/07


By: /s/ Mary E. Hoffmann
    ---------------------------------
    Mary E. Hoffmann
    Treasurer, Ultra Series Fund

Date: 11/26/07

                                  EXHIBIT LIST


Exhibit 99.1        David P. Marks' Certification

Exhibit 99.2        Mary E. Hoffmann's Certification